Quarterly Holdings Report
for

Fidelity® Nasdaq Composite Index® Fund

February 28, 2021

EIF-QTLY-0421
1.814098.116

Schedule of Investments February 28, 2021 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 99.7%
	Shares	Value
COMMUNICATION SERVICES - 16.7%
Diversified Telecommunication Services - 0.2%
Alaska Communication Systems Group, Inc.	34,501	$112,818
Anterix, Inc. (a)	7,844	331,252
ATN International, Inc.	7,220	351,470
Bandwidth, Inc. (a)(b)	12,082	1,913,306
Cogent Communications Group, Inc. (b)	25,499	1,526,115
Consolidated Communications Holdings, Inc. (a)	21,768	114,500
Iridium Communications, Inc. (a)	77,117	2,954,352
Liberty Global PLC:
Class A (a)	112,326	2,766,028
Class B (a)	327	7,521
Class C (a)	204,417	4,967,333
Liberty Latin America Ltd.:
Class A (a)	17,405	190,933
Class C (a)	105,781	1,159,360
ORBCOMM, Inc. (a)	54,925	419,078
Radius Global Infrastructure, Inc. (a)(b)	37,222	460,808
Sify Technologies Ltd. sponsored ADR (a)(b)	7,275	22,916
Vonage Holdings Corp. (a)	142,421	1,882,806
		19,180,596
Entertainment - 2.5%
Activision Blizzard, Inc.	429,734	41,086,868
Bilibili, Inc. ADR (a)(b)	99,200	12,496,224
Blue Hat Interactive Entertainment Technology (a)(b)	13,117	16,659
Chicken Soup For The Soul Entertainment, Inc. (a)	2,009	51,370
Cinedigm Corp. (a)	73,305	102,627
CuriosityStream, Inc. Class A (a)	24,573	426,833
DouYu International Holdings Ltd. ADR (a)	82,330	1,180,612
Electronic Arts, Inc.	161,273	21,605,744
Gaia, Inc. Class A (a)(b)	13,031	124,055
GigaMedia Ltd. (a)	1,957	6,536
Glu Mobile, Inc. (a)	104,340	1,302,163
Gravity Co. Ltd. ADR (a)	1,840	215,243
iQIYI, Inc. ADR (a)(b)	173,976	4,406,812
Liquid Media Group Ltd. (a)	1,038	1,827
LiveXLive Media, Inc. (a)	26,325	104,510
Lizhi, Inc. ADR (a)(b)	26,057	210,019
Motorsport Games, Inc. Class A	3,464	93,008
NetEase, Inc. ADR	181,735	19,963,590
Netflix, Inc. (a)	245,751	132,422,926
Playtika Holding Corp.	228,952	6,811,322
Reading International, Inc. Class A (a)	25,397	185,906
Roku, Inc. Class A (a)	60,615	23,972,020
Scienjoy Holding Corp. (a)(b)	4,177	40,517
Sciplay Corp. (A Shares) (a)	21,427	388,900
Score Media & Gaming, Inc. (a)	24,700	666,653
Take-Two Interactive Software, Inc. (a)	63,925	11,791,606
The9 Ltd. sponsored ADR (a)	904	29,552
Warner Music Group Corp. Class A	57,176	2,028,033
Zynga, Inc. (a)	597,239	6,659,215
		288,391,350
Interactive Media & Services - 10.4%
36Kr Holdings, Inc. ADR (a)	1,078	4,258
9F, Inc. ADR (a)(b)	105,839	211,678
Alphabet, Inc.:
Class A (a)	167,274	338,212,973
Class C (a)	183,597	373,961,385
ANGI Homeservices, Inc. Class A (a)	41,962	627,122
Autoweb, Inc. (a)(b)	8,678	22,302
Baidu.com, Inc. sponsored ADR (a)	153,573	43,531,803
BlueCity Holdings Ltd. ADR (a)(b)	7,967	90,505
Bumble, Inc.	58,088	3,909,903
CarGurus, Inc. Class A (a)	51,733	1,342,471
EverQuote, Inc. Class A (a)	9,731	476,624
Facebook, Inc. Class A (a)	1,337,847	344,656,144
Fangdd Network Group Ltd. ADR (a)(b)	8,905	62,780
Glory Star New Media Group Holdings Ltd. (a)	11,110	38,885
IAC (a)	44,327	10,852,579
Izea Worldwide, Inc. (a)	22,801	91,432
JOYY, Inc. ADR (b)	30,709	3,620,591
Kubient, Inc.	1,361	9,405
Liberty TripAdvisor Holdings, Inc. (a)	44,349	249,685
Luokung Technology Corp. (a)(b)	160,270	248,419
Match Group, Inc. (a)	147,769	22,586,492
Momo, Inc. ADR	86,573	1,371,316
Professional Diversity Network, Inc. (a)(b)	1,922	5,324
QuinStreet, Inc. (a)	27,593	659,197
Qutoutiao, Inc. ADR (a)(b)	55,679	194,320
SINA Corp. (a)	28,483	1,229,611
So-Young International, Inc. ADR (a)	33,998	510,650
Sohu.Com Ltd. ADR (a)	24,154	441,052
Super League Gaming, Inc. (a)	5,685	17,794
Travelzoo, Inc. (a)	6,862	92,774
TripAdvisor, Inc. (a)	66,308	3,290,203
Trivago NV ADR (a)(b)	111,134	482,322
TrueCar, Inc. (a)	56,073	303,916
Weibo Corp. sponsored ADR (a)(b)	41,806	2,306,437
Yandex NV Series A (a)	175,932	11,257,009
Zillow Group, Inc.:
Class A (a)	35,240	5,984,457
Class C (a)	91,006	14,681,998
Zoominfo Technologies, Inc.	47,537	2,491,890
		1,190,127,706
Media - 2.8%
Advantage Solutions, Inc. Class A (a)	162,333	1,469,114
AirNet Technology, Inc. ADR (a)(b)	5,468	21,052
AMC Networks, Inc. Class A (a)(b)	14,858	974,536
Baosheng Media Group Holding Ltd. (b)	3,891	22,412
Beasley Broadcast Group, Inc. Class A	306,824	748,651
Boston Omaha Corp. (a)(b)	14,140	593,597
Cardlytics, Inc. (a)	15,328	2,029,887
Charter Communications, Inc. Class A (a)	111,010	68,095,754
Comcast Corp. Class A	2,536,212	133,709,097
comScore, Inc. (a)	22,111	80,705
Criteo SA sponsored ADR (a)(b)	31,526	1,084,179
Cumulus Media, Inc. (a)	13,538	131,183
Daily Journal Corp. (a)	1,146	392,276
Discovery Communications, Inc.:
Class A (a)(b)	100,019	5,304,008
Class B (a)	338	18,252
Class C (non-vtg.) (a)	170,907	7,690,815
DISH Network Corp. Class A (a)	157,596	4,965,850
E.W. Scripps Co. Class A (b)	39,967	752,179
Fluent, Inc. (a)	50,041	316,760
Fox Corp.:
Class A	196,985	6,561,570
Class B	130,886	4,179,190
Hemisphere Media Group, Inc. (a)	15,818	174,789
iClick Interactive Asia Group Ltd. (A Shares) ADR (a)	31,299	460,408
iHeartMedia, Inc. (a)	34,665	487,737
Insignia Systems, Inc. (a)	1,817	12,356
Liberty Broadband Corp.:
Class A (a)	16,672	2,423,442
Class C (a)	80,419	12,023,445
Liberty Media Corp.:
Liberty Braves Class A (a)	14,692	431,651
Liberty Braves Class C (a)	24,444	703,743
Liberty Formula One Group Series C (a)	111,860	4,910,654
Liberty Media Class A (a)	14,368	557,047
Liberty SiriusXM Series A (a)	60,351	2,680,188
Liberty SiriusXM Series C (a)	134,066	5,914,992
Loral Space & Communications Ltd.	10,307	457,012
Marchex, Inc. Class B (a)	34,542	103,626
MDC Partners, Inc. Class A (a)	47,873	151,279
Mediaco Holding, Inc. (a)	911	3,143
National CineMedia, Inc.	24,359	114,974
News Corp.:
Class A	214,018	5,018,722
Class B	111,410	2,553,517
Nexstar Broadcasting Group, Inc. Class A	24,371	3,352,231
Perion Network Ltd. (a)	18,565	368,515
Salem Communications Corp. Class A	66,034	168,387
Scholastic Corp.	9,643	277,718
Sinclair Broadcast Group, Inc. Class A	36,313	1,123,161
Sirius XM Holdings, Inc. (b)	2,336,999	13,671,444
TechTarget, Inc. (a)	17,130	1,432,582
Thryv Holdings, Inc. (a)	16,328	353,501
Tribune Publishing Co.	23,863	405,194
TuanChe Ltd. ADR (A Shares) (a)	5,969	23,219
Urban One, Inc.:
Class A (a)	16,091	89,305
Class D (non-vtg.) (a)	25,900	41,829
ViacomCBS, Inc.:
Class A	22,939	1,474,060
Class B	319,228	20,587,014
WiMi Hologram Cloud, Inc. ADR (a)(b)	11,345	94,050
ZW Data Action Technologies, Inc. (a)	7,173	22,021
		321,808,023
Wireless Telecommunication Services - 0.8%
Boingo Wireless, Inc. (a)	36,701	418,391
Gogo, Inc. (a)(b)	52,902	626,889
Millicom International Cellular SA (a)(b)	56,253	2,106,112
NII Holdings, Inc. (a)(c)	5,182	11,245
Partner Communications Co. Ltd. ADR (a)(b)	3,584	17,490
Shenandoah Telecommunications Co.	33,756	1,497,079
Spok Holdings, Inc.	21,855	234,286
T-Mobile U.S., Inc.	689,852	82,761,544
uCloudlink Group, Inc. ADR (b)	269	3,174
VEON Ltd. sponsored ADR (b)	876,985	1,561,033
Vodafone Group PLC sponsored ADR	207,213	3,559,919
		92,797,162

TOTAL COMMUNICATION SERVICES		1,912,304,837

CONSUMER DISCRETIONARY - 17.1%
Auto Components - 0.2%
China Automotive Systems, Inc. (a)(b)	19,314	105,454
China XD Plastics Co. Ltd. (a)(b)	32,740	36,669
Dorman Products, Inc. (a)	17,959	1,790,692
Foresight Autonomous Holdings Ltd. ADR (a)(b)	10,837	73,583
Fox Factory Holding Corp. (a)(b)	23,133	2,941,361
Gentex Corp.	137,295	4,857,497
Gentherm, Inc. (a)	17,042	1,206,403
Kandi Technolgies, Inc. (a)(b)	36,500	258,420
Luminar Technologies, Inc. (a)(b)	98,387	2,669,239
Motorcar Parts of America, Inc. (a)	12,691	270,064
Patrick Industries, Inc.	13,038	1,029,089
Strattec Security Corp.	1,858	95,724
Sypris Solutions, Inc. (a)	6,622	27,283
The Goodyear Tire & Rubber Co.	123,029	2,068,117
Visteon Corp. (a)	15,401	1,958,545
Workhorse Group, Inc. (a)(b)	69,202	1,118,996
XPEL, Inc. (a)(b)	16,220	784,237
		21,291,373
Automobiles - 3.2%
Arcimoto, Inc. (a)(b)	25,732	461,117
AYRO, Inc. (a)(b)	12,630	90,557
Canoo, Inc. (a)(b)	124,889	1,606,073
ElectraMeccanica Vehicles Corp. (a)(b)	47,996	296,135
Li Auto, Inc. ADR (a)(b)	61,445	1,558,860
Lordstown Motors Corp. (a)(b)	94,007	1,818,095
Niu Technologies ADR (a)(b)	21,012	785,429
Tesla, Inc. (a)	527,434	356,281,667
		362,897,933
Distributors - 0.1%
Core-Mark Holding Co., Inc.	25,355	826,066
Educational Development Corp.	7,795	121,680
Funko, Inc. (a)(b)	21,098	286,511
LKQ Corp. (a)	171,217	6,744,238
Pool Corp.	22,486	7,527,638
Weyco Group, Inc.	8,942	156,932
		15,663,065
Diversified Consumer Services - 0.1%
17 Education & Technology Group, Inc. ADR (b)	13,354	185,086
Afya Ltd. (a)	26,135	585,947
American Public Education, Inc. (a)	10,578	311,416
Amesite, Inc.	4,562	27,874
Arco Platform Ltd. Class A (a)	16,917	601,399
Aspen Group, Inc. (a)	13,497	119,853
ATA, Inc. ADR (a)(b)	852	4,303
Franchise Group, Inc.	22,084	774,707
Frontdoor, Inc. (a)	47,662	2,496,059
Grand Canyon Education, Inc. (a)	26,726	2,797,945
Hailiang Education Group, Inc. ADR (a)(b)	2,666	159,427
Houghton Mifflin Harcourt Co. (a)	73,089	445,843
Laureate Education, Inc. Class A (a)	77,906	1,071,208
Lincoln Educational Services Corp. (a)	18,674	107,936
Meten EdtechX Education Group Ltd. (a)(b)	19,671	46,817
OneSpaWorld Holdings Ltd.	32,786	357,695
Perdoceo Education Corp. (a)	27,336	351,814
RISE Education Cayman Ltd. ADR (a)	9,767	58,016
Select Interior Concepts, Inc. (a)	10,751	93,641
Strategic Education, Inc.	13,286	1,207,963
Tarena International, Inc. ADR (a)(b)	24,820	74,708
Vasta Platform Ltd. (a)(b)	15,730	210,310
Vitru Ltd. (a)(b)	8,147	123,753
WW International, Inc. (a)	37,856	1,116,373
Xpresspa Group, Inc. (a)(b)	47,091	82,880
Zovio, Inc. (a)	16,099	82,588
		13,495,561
Hotels, Restaurants & Leisure - 1.7%
Airbnb, Inc. Class A (b)	54,804	11,308,805
Allied Esports Entertainment, Inc. (a)	11,416	23,859
BBQ Holdings, Inc. (a)	3,815	22,318
BJ's Restaurants, Inc.	13,822	767,536
Bloomin' Brands, Inc.	47,883	1,189,414
BurgerFi International, Inc. (a)	1,894	28,012
Caesars Entertainment, Inc. (a)	115,430	10,785,779
Carrols Restaurant Group, Inc. (a)	14,696	90,821
Century Casinos, Inc. (a)	13,204	106,424
Churchill Downs, Inc.	21,683	5,000,750
Chuy's Holdings, Inc. (a)	9,648	395,568
Cracker Barrel Old Country Store, Inc.	13,041	2,019,660
Dave & Buster's Entertainment, Inc.	26,022	1,056,753
Del Taco Restaurants, Inc.	26,399	265,046
Denny's Corp. (a)	38,087	668,427
DraftKings, Inc. Class A (a)(b)	217,894	13,407,018
El Pollo Loco Holdings, Inc. (a)	15,932	292,034
Elys Game Technology Corp. (b)	6,700	39,798
Esports Entertainment Group, Inc. (a)	5,201	86,077
Extended Stay America, Inc. unit	87,768	1,412,187
FAT Brands, Inc. (a)(b)	4,334	37,012
Fiesta Restaurant Group, Inc. (a)	12,322	188,034
Full House Resorts, Inc. (a)	10,436	74,513
GAN Ltd.	16,630	424,730
Golden Entertainment, Inc. (a)	17,207	406,601
Golden Nugget Online Gaming, Inc. (a)(b)	12,483	178,132
Good Times Restaurants, Inc. (a)	9,092	31,458
Hall of Fame Resort & Entertainment Co. (a)(b)	250,232	573,031
Huazhu Group Ltd. ADR	84,348	4,903,993
Inspired Entertainment, Inc. (a)	15,862	130,862
Jack in the Box, Inc.	12,571	1,286,642
Kura Sushi U.S.A., Inc. Class A (a)	4,116	123,027
Lindblad Expeditions Holdings (a)	29,723	619,130
Marriott International, Inc. Class A	179,423	26,567,164
Melco Crown Entertainment Ltd. sponsored ADR	120,068	2,600,673
Monarch Casino & Resort, Inc. (a)	10,263	694,395
Muscle Maker, Inc. (b)	162,492	370,482
Nathan's Famous, Inc.	3,678	219,797
NeoGames SA	15,048	456,406
Noodles & Co. (a)	27,889	263,272
Papa John's International, Inc.	18,186	1,640,195
Penn National Gaming, Inc. (a)	86,216	9,982,088
Playa Hotels & Resorts NV (a)	79,430	569,513
Potbelly Corp. (a)	5,844	29,162
Rave Restaurant Group, Inc. (a)	5,714	6,800
RCI Hospitality Holdings, Inc.	6,727	432,210
Red Robin Gourmet Burgers, Inc. (a)	18,673	573,074
Red Rock Resorts, Inc.	41,156	1,241,677
Ruth's Hospitality Group, Inc.	33,373	761,071
Scientific Games Corp. Class A (a)(b)	52,401	2,453,939
Starbucks Corp.	652,422	70,481,149
Target Hospitality Corp. (a)	63,419	105,910
Texas Roadhouse, Inc. Class A	37,484	3,406,546
The Cheesecake Factory, Inc. (b)	25,493	1,400,840
The ONE Group Hospitality, Inc. (a)	8,276	40,635
Tuniu Corp. Class A sponsored ADR (a)(b)	13,361	47,031
Wendy's Co.	121,893	2,490,274
Wingstop, Inc.	16,208	2,206,719
Wynn Resorts Ltd.	58,753	7,739,533
		194,724,006
Household Durables - 0.3%
Bassett Furniture Industries, Inc.	4,416	93,310
Cavco Industries, Inc. (a)	5,290	1,115,714
Dream Finders Homes, Inc. (b)	15,439	361,736
Flexsteel Industries, Inc.	3,070	101,556
Garmin Ltd.	106,775	13,242,236
GoPro, Inc. Class A (a)	76,709	576,852
Green Brick Partners, Inc. (a)	31,521	621,909
Helen of Troy Ltd. (a)	13,721	2,974,713
Hooker Furniture Corp.	6,220	210,298
iRobot Corp. (a)(b)	15,360	1,906,330
Koss Corp. (a)(b)	3,692	61,693
Landsea Homes Corp. (a)	18,885	169,587
Legacy Housing Corp. (a)	10,184	159,991
LGI Homes, Inc. (a)	14,209	1,552,333
Lifetime Brands, Inc.	14,154	183,577
Live Ventures, Inc. (a)	1,450	33,930
Lovesac (a)(b)	7,926	457,251
Mohawk Group Holdings, Inc. (a)(b)	16,374	652,995
Newell Brands, Inc.	239,452	5,548,103
Nova LifeStyle, Inc. (a)	1,669	4,840
Purple Innovation, Inc. (a)	34,731	1,277,753
Sonos, Inc. (a)	66,509	2,589,860
Turtle Beach Corp. (a)	8,432	252,117
Universal Electronics, Inc. (a)	6,658	387,429
Viomi Technology Co. Ltd. ADR Class A (a)(b)	21,467	222,827
VOXX International Corp. (a)	15,639	324,196
Vuzix Corp. (a)(b)	29,709	559,123
ZAGG, Inc. rights (a)(c)	14,972	1,347
		35,643,606
Internet & Direct Marketing Retail - 9.9%
1-800-FLOWERS.com, Inc. Class A (a)(b)	24,799	701,316
Amazon.com, Inc. (a)	279,186	863,502,755
Baozun, Inc. sponsored ADR (a)(b)	25,297	1,161,891
Betterware de Mexico SAPI de CV	18,424	795,917
CarParts.com, Inc. (a)(b)	26,339	466,990
ContextLogic, Inc. (b)	263,972	5,176,491
Dada Nexus Ltd. ADR	13,532	479,845
Duluth Holdings, Inc. (a)(b)	11,770	164,545
eBay, Inc.	380,728	21,480,674
ECMOHO Ltd. ADR (a)	46,854	108,701
Etsy, Inc. (a)	70,145	15,450,839
Expedia, Inc.	74,784	12,040,224
Future FinTech Group, Inc. (a)(b)	28,665	153,644
Groupon, Inc. (a)(b)	15,919	690,885
iMedia Brands, Inc. (a)	9,667	65,736
JD.com, Inc. sponsored ADR (a)	485,026	45,529,391
Lands' End, Inc. (a)(b)	18,511	611,603
Liquidity Services, Inc. (a)	23,372	364,837
Magnite, Inc. (a)	63,208	3,088,975
MakeMyTrip Ltd. (a)	37,977	1,274,128
MercadoLibre, Inc. (a)	27,690	45,359,266
Molecular Data, Inc. ADR (a)(b)	16,490	21,932
Moxian, Inc. (a)(b)	5,263	10,631
Overstock.com, Inc. (a)	23,484	1,577,420
Ozon Holdings PLC ADR	23,716	1,407,545
PetMed Express, Inc. (b)	11,354	394,097
Pinduoduo, Inc. ADR (a)(b)	166,092	28,428,307
Points International Ltd. (a)	12,126	190,985
Porch Group, Inc. Class A (a)	32,450	582,802
Poshmark, Inc.	3,722	216,099
PubMatic, Inc. (b)	2,700	174,987
Qurate Retail, Inc.	1,734	21,762
Qurate Retail, Inc. Series A	229,350	2,848,527
Remark Holdings, Inc. (a)(b)	47,241	142,195
RumbleON, Inc. Class B (a)	1,191	43,031
Secoo Holding Ltd. ADR (a)(b)	8,591	23,711
Stamps.com, Inc. (a)	10,259	1,866,420
Stitch Fix, Inc. (a)(b)	33,799	2,579,202
The Booking Holdings, Inc. (a)	22,760	52,996,888
The RealReal, Inc. (a)	49,020	1,251,971
Trip.com Group Ltd. ADR (a)	288,251	11,371,502
Trxade Group, Inc. (b)	67,937	424,606
Uxin Ltd. ADR (a)(b)	85,907	99,652
Waitr Holdings, Inc. (a)	61,095	194,282
Wunong Net Technology Co. Ltd. (b)	13,855	158,640
Yatra Online, Inc. (a)	6,606	15,260
Yunji, Inc. ADR (a)(b)	49,948	124,870
		1,125,835,977
Leisure Products - 0.3%
American Outdoor Brands, Inc. (a)	7,566	151,396
AMMO, Inc. (b)	36,761	256,959
BRP, Inc.	24,551	1,773,564
Clarus Corp.	16,429	285,207
Escalade, Inc.	7,721	152,567
Genius Brands International, Inc. (a)(b)	153,523	260,989
Hasbro, Inc.	75,477	7,072,950
JAKKS Pacific, Inc. (a)	51,011	407,068
Johnson Outdoors, Inc. Class A	5,775	696,927
Malibu Boats, Inc. Class A (a)	11,640	867,646
MasterCraft Boat Holdings, Inc. (a)	12,347	316,454
Mattel, Inc. (a)	191,189	3,862,018
Peloton Interactive, Inc. Class A (a)	142,360	17,150,109
Smith & Wesson Brands, Inc.	30,266	520,878
		33,774,732
Multiline Retail - 0.1%
Dollar Tree, Inc. (a)	129,876	12,753,823
Ollie's Bargain Outlet Holdings, Inc. (a)(b)	35,876	2,966,228
		15,720,051
Specialty Retail - 0.9%
Academy Sports & Outdoors, Inc.	51,233	1,227,543
America's Car Mart, Inc. (a)	3,745	505,575
Arko Corp. (a)(b)	70,083	649,669
Bed Bath & Beyond, Inc.	70,525	1,894,302
Big 5 Sporting Goods Corp.	11,018	148,743
Blink Charging Co. (a)(b)	17,718	677,536
CarLotz, Inc. Class A (a)	40,043	357,184
Citi Trends, Inc.	7,084	551,773
Conn's, Inc. (a)	12,125	172,054
DavidsTea, Inc. (a)	21,923	80,896
Five Below, Inc. (a)	31,073	5,783,307
GrowGeneration Corp. (a)	26,931	1,228,862
Hibbett Sports, Inc. (a)	10,340	664,448
Kaixin Auto Holdings (a)(b)	31,869	107,399
Kirkland's, Inc. (a)(b)	7,395	192,270
Lazydays Holdings, Inc. (a)(b)	3,338	66,493
Leslie's, Inc. (b)	102,286	2,483,504
LMP Automotive Holdings, Inc. (a)	4,849	86,943
Michaels Companies, Inc. (a)(b)	83,628	1,254,420
Monro, Inc.	17,865	1,107,451
National Vision Holdings, Inc. (a)	44,963	2,135,293
O'Reilly Automotive, Inc. (a)	40,224	17,993,402
OneWater Marine, Inc. Class A	5,012	178,477
Petco Health & Wellness Co., Inc. (b)	120,358	2,398,735
Rent-A-Center, Inc.	30,235	1,746,374
Ross Stores, Inc.	198,270	23,126,213
Shift Technologies, Inc. Class A (a)	41,600	368,160
Shoe Carnival, Inc. (b)	8,397	411,117
Sleep Number Corp. (a)	15,250	2,091,233
Sportsman's Warehouse Holdings, Inc. (a)	25,040	424,178
The Children's Place Retail Stores, Inc. (a)(b)	8,107	561,410
The ODP Corp.	27,414	1,049,134
Tractor Supply Co.	64,246	10,212,544
TravelCenters of America LLC (a)	7,299	175,468
Ulta Beauty, Inc. (a)	31,207	10,058,952
Urban Outfitters, Inc. (a)	54,234	1,838,533
Vroom, Inc.	71,892	3,181,221
Winmark Corp.	2,110	372,394
Zumiez, Inc. (a)	13,387	603,486
		98,166,696
Textiles, Apparel & Luxury Goods - 0.3%
Charles & Colvard Ltd. (a)	22,010	52,384
Columbia Sportswear Co.	36,434	3,755,252
Crocs, Inc. (a)	37,976	2,913,519
Crown Crafts, Inc.	9,628	73,462
Ever-Glory International Group, Inc. (a)	19,173	62,887
Fossil Group, Inc. (a)	29,540	447,236
G-III Apparel Group Ltd. (a)(b)	27,453	790,372
Lakeland Industries, Inc. (a)	4,176	131,085
lululemon athletica, Inc. (a)	69,423	21,637,761
Naked Brand Group, Inc. (a)(b)	252,302	262,394
Rocky Brands, Inc.	7,111	309,968
Sequential Brands Group, Inc. (a)	5,009	81,396
Steven Madden Ltd.	45,830	1,695,252
Superior Group of Companies, Inc.	9,905	235,937
Vera Bradley, Inc. (a)	10,797	102,464
		32,551,369

TOTAL CONSUMER DISCRETIONARY		1,949,764,369

CONSUMER STAPLES - 3.3%
Beverages - 1.4%
Alkaline Water Co., Inc. (a)(b)	24,367	28,022
Celsius Holdings, Inc. (a)	39,802	2,369,413
Coca-Cola Bottling Co. Consolidated	3,767	966,838
Keurig Dr. Pepper, Inc.	777,037	23,715,169
MGP Ingredients, Inc. (b)	8,123	518,897
Monster Beverage Corp. (a)	294,191	25,812,318
National Beverage Corp. (b)	55,286	2,634,931
Newage, Inc. (a)(b)	40,591	106,754
PepsiCo, Inc.	768,608	99,296,468
REED'S, Inc. (a)	38,061	39,964
		155,488,774
Food & Staples Retailing - 1.0%
111, Inc. ADR (a)(b)	13,424	262,305
Andersons, Inc.	12,188	318,594
BOQI International Medical, Inc. (a)(b)	17,839	31,397
Casey's General Stores, Inc.	20,433	4,126,649
Chefs' Warehouse Holdings (a)	21,604	672,749
China Jo-Jo Drugstores, Inc. (a)(b)	47,150	51,865
Costco Wholesale Corp.	245,110	81,131,410
G Willi-Food International Ltd. (a)(b)	5,646	130,818
Grocery Outlet Holding Corp. (a)	50,631	1,822,210
HF Foods Group, Inc. (a)(b)	38,952	287,076
iFresh, Inc. (a)	18,845	31,094
Ingles Markets, Inc. Class A	9,556	496,530
PriceSmart, Inc.	17,300	1,668,585
SpartanNash Co.	22,023	401,479
Sprouts Farmers Market LLC (a)	62,788	1,325,455
Urban Tea, Inc. (a)(b)	20,649	90,443
Village Super Market, Inc. Class A	6,605	152,245
Walgreens Boots Alliance, Inc.	477,713	22,896,784
		115,897,688
Food Products - 0.8%
Alico, Inc.	5,485	162,575
Beyond Meat, Inc. (a)(b)	34,713	5,050,047
Bridgford Foods Corp. (a)	3,580	55,132
Cal-Maine Foods, Inc. (a)	24,897	948,576
Calavo Growers, Inc.	8,661	651,740
China Xiangtai Food Co. Ltd. (a)(b)	30,160	33,478
Farmer Brothers Co. (a)	23,326	182,176
Freshpet, Inc. (a)	22,682	3,535,670
Hostess Brands, Inc. Class A (a)	64,773	932,083
J&J Snack Foods Corp.	10,693	1,697,621
John B. Sanfilippo & Son, Inc.	5,270	455,644
Lancaster Colony Corp.	16,021	2,798,388
Landec Corp. (a)(b)	22,245	248,032
Lifeway Foods, Inc. (a)	9,131	52,047
Limoneira Co.	11,551	177,077
Mission Produce, Inc.	35,984	754,225
Mondelez International, Inc.	795,577	42,292,873
Nuzee, Inc. (a)(b)	6,728	41,444
Origin Agritech Ltd. (a)(b)	3,770	88,067
Pilgrim's Pride Corp. (a)	130,888	2,930,582
Pingtan Marine Enterprise Ltd. (a)	41,107	57,550
S&W Seed Co. (a)	18,677	62,194
Sanderson Farms, Inc.	12,122	1,848,605
Seneca Foods Corp. Class A (a)	5,752	313,254
SunOpta, Inc. (a)(b)	48,933	760,419
Tattooed Chef, Inc. (a)	38,860	774,480
TDH Holdings, Inc. (a)	18,662	58,972
The Hain Celestial Group, Inc. (a)	58,319	2,459,895
The Kraft Heinz Co.	673,129	24,488,433
The Simply Good Foods Co. (a)	53,130	1,549,802
Village Farms International, Inc. (a)	42,805	675,891
Vital Farms, Inc. (a)(b)	21,832	592,084
Whole Earth Brands, Inc. Class A (a)	10,117	129,801
		96,858,857
Household Products - 0.1%
Central Garden & Pet Co. Class A (non-vtg.) (a)	30,266	1,256,342
Ocean Bio-Chem, Inc.	6,206	64,853
Reynolds Consumer Products, Inc.	123,430	3,407,902
WD-40 Co. (b)	7,704	2,401,722
		7,130,819
Personal Products - 0.0%
China SXT Pharmaceuticals, Inc. (a)(b)	26,642	51,153
DSwiss, Inc. (c)(d)	7,648	0
Guardion Health Sciences, Inc. (a)	158,035	79,760
Happiness Biotech Group Ltd. (b)	6,115	12,169
Inter Parfums, Inc.	20,051	1,467,132
Lifemd, Inc. (a)(b)	12,166	266,922
LifeVantage Corp. (a)	7,378	64,558
Mannatech, Inc.	1,514	26,995
MedAvail Holdings, Inc. (a)(b)	1,229	17,071
Natural Alternatives International, Inc. (a)	4,379	68,794
Natural Health Trends Corp.	6,237	42,162
Nature's Sunshine Products, Inc. (a)	13,052	215,097
Neptune Technologies & Bioressources, Inc. (a)(b)	51,762	81,784
Shineco, Inc. (a)	4,633	16,679
Summer Infant, Inc. (a)	1,330	21,480
United-Guardian, Inc.	2,521	35,294
Veru, Inc. (a)	43,597	602,511
		3,069,561

TOTAL CONSUMER STAPLES		378,445,699

ENERGY - 0.4%
Energy Equipment & Services - 0.1%
Championx Corp. (a)(b)	108,000	2,297,160
CSI Compressco LP	45,237	87,760
Dawson Geophysical Co. (a)	26,712	76,129
DMC Global, Inc.	9,930	625,491
ENGlobal Corp. (a)(b)	17,757	91,271
Geospace Technologies Corp. (a)	18,589	183,102
Gulf Island Fabrication, Inc. (a)	18,749	75,371
KLX Energy Services Holdings, Inc. (a)	12,306	184,467
Mammoth Energy Services, Inc. (a)	30,249	168,184
MIND Technology, Inc. (a)	6,775	16,396
NCS Multistage Holdings, Inc. (a)	2,198	83,744
Patterson-UTI Energy, Inc.	107,721	797,135
Profire Energy, Inc. (a)	47,414	52,630
Recon Technology Ltd. (a)(b)	16,084	35,063
RigNet, Inc. (a)	10,717	99,347
SAExploration Holdings, Inc.:
Series A warrants 7/27/21 (a)(c)(d)	30	0
Series B warrants 7/27/21 (a)(c)(d)	30	0
U.S. Well Services, Inc. (a)(b)	26,071	46,146
		4,919,396
Oil, Gas & Consumable Fuels - 0.3%
Abraxas Petroleum Corp. (a)(b)	36,874	142,702
Aemetis, Inc. (a)	19,156	188,303
Alliance Resource Partners LP	51,530	308,149
Alto Ingredients, Inc. (a)(b)	38,730	250,970
Altus Midstream Co.	426	22,552
American Resources Corp. (a)	26,610	138,372
Amplify Energy Corp. New warrants 5/4/22 (a)	717	35
Apache Corp.	204,721	4,039,145
Berry Petroleum Corp.	25,779	127,864
Blueknight Energy Partners LP	54,017	122,078
Brooge Energy Ltd. (a)(b)	37,918	396,243
Calumet Specialty Products Partners LP (a)	61,788	240,355
Centennial Resource Development, Inc. Class A (a)	146,958	581,954
Chesapeake Energy Corp. (a)	54,200	2,394,556
Clean Energy Fuels Corp. (a)	110,509	1,441,037
Diamondback Energy, Inc.	83,942	5,815,502
Dorchester Minerals LP	21,696	313,507
Extraction Oil & Gas, Inc. (a)	9,411	316,680
Falcon Minerals Corp.	45,603	180,132
Gevo, Inc. (a)	64,579	627,062
Golar LNG Ltd. (a)	53,323	602,017
Golar LNG Partners LP	57,873	203,134
Green Plains Partners LP	18,721	189,644
Green Plains, Inc. (a)	14,407	364,785
Hallador Energy Co.	40,938	65,091
HighPeak Energy, Inc. (a)(b)	46,718	605,465
Marine Petroleum Trust	339	1,800
Martin Midstream Partners LP	28,709	69,189
National Energy Services Reunited Corp. (a)	46,953	622,127
New Fortress Energy LLC	92,765	4,384,074
Nextdecade Corp. (a)	77,128	152,713
Noble Midstream Partners LP	50,167	702,338
Oasis Midstream Partners LP	23,637	452,649
Oasis Petroleum, Inc.	35,937	2,043,378
PDC Energy, Inc. (a)	53,812	1,880,729
Penn Virginia Corp. (a)	7,152	104,705
Plains All American Pipeline LP	391,676	3,305,745
Plains GP Holdings LP Class A	96,390	830,882
PrimeEnergy Corp. (a)	938	43,898
Rattler Midstream LP	28,222	310,442
Renewable Energy Group, Inc. (a)	22,152	1,722,761
StealthGas, Inc. (a)	34,922	92,543
Tellurian, Inc. (a)	181,123	559,670
Top Ships, Inc. (a)(b)	78,208	183,789
Torchlight Energy Resources, Inc. (a)	84,218	208,861
TORM PLC (b)	42,268	351,247
TransGlobe Energy Corp. (a)	84,684	124,437
U.S. Energy Corp. (a)(b)	7,677	35,852
Vertex Energy, Inc. (a)(b)	69,021	106,292
Viper Energy Partners LP	33,309	522,285
Westwater Resources, Inc. (a)(b)	12,824	78,739
		38,568,479

TOTAL ENERGY		43,487,875

FINANCIALS - 4.3%
Banks - 1.8%
1st Constitution Bancorp	6,490	113,900
1st Source Corp.	12,820	568,823
ACNB Corp.	4,529	125,046
Allegiance Bancshares, Inc.	13,633	513,282
Altabancorp	12,757	439,096
Amalgamated Bank	18,900	331,884
Amerant Bancorp, Inc. Class A (a)(b)	23,541	387,720
American National Bankshares, Inc.	6,531	202,461
American River Bankshares	3,500	51,765
Ameris Bancorp	43,721	2,082,868
Ames National Corp.	6,067	138,692
Arrow Financial Corp.	9,726	309,870
Atlantic Capital Bancshares, Inc. (a)	20,721	421,672
Atlantic Union Bankshares Corp.	43,652	1,603,338
Auburn National Bancorp., Inc.	551	21,544
BancFirst Corp.	18,889	1,206,629
Bancorp, Inc., Delaware (a)	36,694	743,787
Bank First National Corp.	3,233	225,987
Bank of Commerce Holdings	11,306	122,896
Bank of Marin Bancorp	9,882	365,634
Bank OZK	69,632	2,870,231
Bank7 Corp.	2,512	41,021
BankFinancial Corp.	14,628	138,235
Bankwell Financial Group, Inc.	4,285	106,268
Banner Corp.	18,237	944,312
BayCom Corp. (a)	3,947	67,454
BCB Bancorp, Inc.	9,394	124,283
BOK Financial Corp.	38,544	3,317,097
Boston Private Financial Holdings, Inc.	34,339	472,505
Bridge Bancorp, Inc.	16,012	470,913
Brookline Bancorp, Inc., Delaware	31,420	447,107
Bryn Mawr Bank Corp.	10,749	406,635
Business First Bancshares, Inc.	8,715	191,469
C & F Financial Corp.	2,765	120,278
Cambridge Bancorp	2,788	212,501
Camden National Corp.	10,935	443,196
Capital Bancorp, Inc. (a)	2,272	36,238
Capital City Bank Group, Inc.	17,094	422,051
Capstar Financial Holdings, Inc.	13,933	225,854
Carter Bankshares, Inc.	17,756	210,053
Cathay General Bancorp	45,999	1,731,402
CBTX, Inc.	13,467	392,832
Central Valley Community Bancorp	8,707	153,853
Century Bancorp, Inc. Class A (non-vtg.)	2,504	226,988
Chemung Financial Corp.	4,490	158,093
ChoiceOne Financial Services, Inc.	2,947	74,795
Citizens Community Bancorp, Inc.	4,935	55,519
Citizens Holding Co.	2,179	42,643
City Holding Co.	9,999	752,025
Civista Bancshares, Inc.	12,037	231,472
CNB Financial Corp., Pennsylvania	11,686	271,232
Coastal Financial Corp. of Washington (a)	5,404	151,312
Codorus Valley Bancorp, Inc.	7,465	125,785
Colony Bankcorp, Inc.	4,381	62,867
Columbia Banking Systems, Inc.	39,869	1,765,798
Commerce Bancshares, Inc. (b)	64,755	4,793,813
Community Bankers Trust Corp.	16,444	127,605
Community Financial Corp.	4,047	122,624
Community Trust Bancorp, Inc.	12,339	504,172
ConnectOne Bancorp, Inc.	16,385	380,624
County Bancorp, Inc.	4,222	95,459
CrossFirst Bankshares, Inc. (a)	26,193	349,677
CVB Financial Corp.	76,652	1,641,119
Eagle Bancorp Montana, Inc.	2,880	62,698
Eagle Bancorp, Inc.	12,438	608,094
East West Bancorp, Inc.	79,134	5,710,309
Eastern Bankshares, Inc.	100,469	1,769,259
Enterprise Bancorp, Inc.	7,478	216,862
Enterprise Financial Services Corp.	17,311	744,373
Equity Bancshares, Inc. (a)	7,783	202,358
Esquire Financial Holdings, Inc. (a)	887	19,798
Farmers & Merchants Bancorp, Inc.	7,012	161,627
Farmers National Banc Corp.	23,198	321,060
Fidelity D & D Bancorp, Inc. (b)	1,276	64,693
Fifth Third Bancorp	394,075	13,670,462
Financial Institutions, Inc.	9,689	265,285
First Bancorp, North Carolina	29,078	1,170,971
First Bancshares, Inc.	9,721	311,752
First Bank Hamilton New Jersey	14,532	153,313
First Busey Corp.	27,899	638,608
First Capital, Inc. (b)	2,233	107,296
First Choice Bancorp	731	14,466
First Citizens Bancshares, Inc.	5,123	3,780,210
First Community Bankshares, Inc.	13,105	336,274
First Community Corp.	3,875	69,053
First Financial Bancorp, Ohio	55,952	1,255,003
First Financial Bankshares, Inc.	80,098	3,577,177
First Financial Corp., Indiana	8,773	371,800
First Financial Northwest, Inc.	10,995	146,014
First Foundation, Inc.	27,783	634,842
First Guaranty Bancshares, Inc. (b)	7,321	121,236
First Hawaiian, Inc.	87,373	2,436,833
First Internet Bancorp	8,630	282,633
First Interstate Bancsystem, Inc.	23,864	1,083,903
First Merchants Corp.	29,303	1,232,191
First Mid-Illinois Bancshares, Inc.	11,244	409,169
First Midwest Bancorp, Inc., Delaware	61,314	1,212,791
First Northwest Bancorp	7,546	122,849
First of Long Island Corp.	15,039	279,425
First U.S. Bancshares, Inc.	3,641	32,405
Flushing Financial Corp.	10,637	220,718
Fulton Financial Corp.	95,023	1,468,105
FVCBankcorp, Inc. (a)	2,322	36,688
German American Bancorp, Inc.	17,425	686,545
Glacier Bancorp, Inc. (b)	52,622	2,852,112
Great Southern Bancorp, Inc.	10,419	550,019
Grupo Financiero Galicia SA sponsored ADR (b)	29,288	218,196
Guaranty Bancshares, Inc. Texas	8,980	273,890
Hancock Whitney Corp.	53,002	2,000,826
Hanmi Financial Corp.	11,598	198,558
HarborOne Bancorp, Inc.	42,787	511,305
Hawthorn Bancshares, Inc.	2,650	53,371
HBT Financial, Inc.	16,600	267,924
Heartland Financial U.S.A., Inc.	18,176	849,546
Heritage Commerce Corp.	20,515	195,098
Heritage Financial Corp., Washington	15,826	409,735
Home Bancshares, Inc.	93,540	2,286,118
HomeTrust Bancshares, Inc.	11,346	262,546
Hope Bancorp, Inc.	64,741	851,992
Horizon Bancorp, Inc. Indiana	31,602	564,412
Howard Bancorp, Inc. (a)	11,970	164,588
Huntington Bancshares, Inc.	558,414	8,566,071
Independent Bank Corp.	10,908	225,468
Independent Bank Corp., Massachusetts	16,954	1,449,737
Independent Bank Group, Inc.	22,585	1,573,949
International Bancshares Corp.	40,329	1,757,538
Investar Holding Corp.	8,715	167,328
Investors Bancorp, Inc.	150,190	2,003,535
Lakeland Bancorp, Inc.	23,940	375,379
Lakeland Financial Corp.	13,946	961,577
Landmark Bancorp, Inc. (b)	2,780	68,054
LCNB Corp.	12,147	206,135
Live Oak Bancshares, Inc.	20,937	1,153,838
Macatawa Bank Corp.	20,908	184,618
Mercantile Bank Corp.	12,064	352,751
Metrocity Bankshares, Inc. (b)	10,365	148,116
Midland States Bancorp, Inc.	11,372	278,614
MidWestOne Financial Group, Inc.	11,723	321,679
MVB Financial Corp.	5,314	173,236
National Bankshares, Inc.	4,034	133,767
NBT Bancorp, Inc.	14,937	541,168
Nicolet Bankshares, Inc. (a)	7,073	523,756
Northeast Bank	7,547	195,996
Northrim Bancorp, Inc.	5,057	194,644
Norwood Financial Corp.	3,432	87,653
Oak Valley Bancorp Oakdale California	5,385	87,022
OceanFirst Financial Corp.	22,470	488,273
Old National Bancorp, Indiana	106,368	1,928,452
Old Point Financial Corp.	2,955	60,046
Old Second Bancorp, Inc.	25,460	304,756
Origin Bancorp, Inc.	13,756	471,281
Orrstown Financial Services, Inc.	7,486	145,827
Pacific Mercantile Bancorp (a)	11,962	88,519
Pacific Premier Bancorp, Inc.	60,991	2,457,937
PacWest Bancorp	59,165	2,144,140
Parke Bancorp, Inc.	1,370	24,866
Patriot National Bancorp, Inc. (a)	1,781	18,522
Peapack-Gladstone Financial Corp.	10,114	278,236
Penns Woods Bancorp, Inc.	4,912	117,053
Peoples Bancorp of North Carolina	3,056	71,449
Peoples Bancorp, Inc.	10,652	331,703
Peoples Financial Services Corp.	4,449	186,324
Peoples United Financial, Inc.	225,264	4,041,236
Pinnacle Financial Partners, Inc.	44,969	3,650,134
Popular, Inc.	47,523	3,175,487
Preferred Bank, Los Angeles	7,653	443,491
Premier Financial Bancorp, Inc.	13,603	211,391
Professional Holdings Corp. (A Shares)	2,286	36,576
QCR Holdings, Inc.	11,391	471,587
RBB Bancorp	8,755	164,594
Red River Bancshares, Inc.	3,386	175,733
Reliant Bancorp, Inc.	8,809	194,767
Renasant Corp.	27,558	1,082,478
Republic Bancorp, Inc., Kentucky Class A	13,488	567,036
Republic First Bancorp, Inc. (a)	51,967	184,483
S&T Bancorp, Inc.	12,247	353,693
Salisbury Bancorp, Inc.	1,630	66,520
Sandy Spring Bancorp, Inc.	24,020	902,672
SB Financial Group, Inc.	4,486	77,563
Seacoast Banking Corp., Florida (a)	28,597	1,028,062
Select Bancorp, Inc. New (a)	8,656	94,697
ServisFirst Bancshares, Inc.	28,308	1,402,944
Shore Bancshares, Inc.	9,065	138,695
Sierra Bancorp	9,675	230,749
Signature Bank	29,768	6,499,545
Simmons First National Corp. Class A	51,609	1,511,112
SmartFinancial, Inc.	10,154	213,234
Sound Financial Bancorp, Inc.	1,189	42,483
South Plains Financial, Inc.	4,543	87,680
South State Corp.	41,787	3,295,323
Southern First Bancshares, Inc. (a)	4,670	205,480
Southern National Bancorp of Virginia, Inc.	16,511	234,456
Southside Bancshares, Inc.	20,855	721,166
Spirit of Texas Bancshares, Inc.	8,516	176,792
Stock Yards Bancorp, Inc. (b)	13,953	687,464
Summit Financial Group, Inc.	12,099	291,465
Summit State Bank	3,403	55,129
SVB Financial Group (a)	28,985	14,647,860
TCF Financial Corp.	86,095	3,858,778
Texas Capital Bancshares, Inc. (a)	28,839	2,197,532
The Bank of Princeton	4,666	122,576
The First Bancorp, Inc.	6,787	173,476
TowneBank	27,910	804,924
Trico Bancshares	20,207	870,315
TriState Capital Holdings, Inc. (a)	12,887	295,757
Triumph Bancorp, Inc. (a)	13,714	1,051,864
Trustmark Corp.	36,708	1,107,113
UMB Financial Corp.	31,273	2,638,503
Umpqua Holdings Corp.	139,302	2,377,885
Union Bankshares, Inc.	2,283	62,828
United Bankshares, Inc., West Virginia (b)	66,314	2,450,302
United Community Bank, Inc.	50,798	1,679,382
Unity Bancorp, Inc.	6,284	124,737
Univest Corp. of Pennsylvania	13,955	350,968
Valley National Bancorp	246,431	3,018,780
Veritex Holdings, Inc.	34,367	999,392
Washington Trust Bancorp, Inc.	8,141	387,105
WesBanco, Inc.	27,506	887,894
West Bancorp., Inc.	9,814	224,054
Westamerica Bancorp.	15,600	937,716
Wintrust Financial Corp.	33,135	2,440,724
Zions Bancorp NA	89,545	4,761,108
		206,012,191
Capital Markets - 1.4%
AGM Group Holdings, Inc. (a)(b)	2,758	42,170
B. Riley Financial, Inc.	17,946	1,181,206
Benessere Capital Acquisition Corp. (a)	3,105	31,485
BGC Partners, Inc. Class A	162,623	728,551
Blucora, Inc. (a)	24,375	394,875
Capital Southwest Corp.	12,254	268,363
Capitala Finance Corp.	5,437	88,841
Carlyle Group LP	198,539	6,799,961
China Finance Online Co. Ltd. ADR (a)(b)	1,817	21,459
CME Group, Inc.	200,545	40,048,837
Cowen Group, Inc. Class A (b)	17,974	608,420
Crescent Capital BDC, Inc.	9,550	159,008
Diamond Hill Investment Group, Inc.	1,217	172,631
Diginex Ltd. (a)(b)	16,019	197,835
Focus Financial Partners, Inc. Class A (a)	28,561	1,342,653
Freedom Holding Corp. (a)(b)	35,333	1,907,629
Futu Holdings Ltd. ADR (a)(b)	36,690	5,605,865
GCM Grosvenor, Inc. Class A (b)	22,319	277,872
Greenpro Capital Corp. (a)	38,241	87,572
Hamilton Lane, Inc. Class A	19,459	1,739,635
Harvest Capital Credit Corp.	6,284	51,529
Hennessy Advisors, Inc. (b)	4,729	40,291
Heritage Global, Inc. (a)(b)	11,038	38,633
Horizon Technology Finance Corp.	6,016	88,796
Interactive Brokers Group, Inc.	51,049	3,695,437
Investcorp Credit Management BDC, Inc.	14,167	76,077
KINS Technology Group, Inc. Class A (a)	10,019	101,593
LPL Financial	44,740	5,885,100
MarketAxess Holdings, Inc.	21,358	11,873,767
Morningstar, Inc.	24,633	5,523,950
NASDAQ, Inc.	92,648	12,812,292
New Mountain Finance Corp.	71,957	891,547
Newtek Business Services Corp. (b)	17,267	396,796
Northern Trust Corp.	115,238	10,962,591
Open Lending Corp. (a)	78,037	2,984,135
Patria Investments Ltd.	27,689	535,782
Puhui Wealth Investment Management Co. Ltd. (a)(b)	2,334	10,153
Rodgers Silicon Valley Acquisition Corp. (a)	14,319	219,224
SEI Investments Co. (b)	82,585	4,624,760
Senior Connect Acquisition Corp. I Class A (a)(b)	20,833	210,622
Siebert Financial Corp. (a)	18,877	88,156
Silvercrest Asset Management Group Class A	8,360	117,374
StepStone Group, Inc. Class A	15,671	564,313
StoneX Group, Inc. (a)	11,087	639,609
T. Rowe Price Group, Inc.	127,288	20,638,476
Tradeweb Markets, Inc. Class A	52,748	3,839,527
Trinity Capital, Inc.	11,847	179,008
U.S. Global Investments, Inc. Class A	17,228	120,424
Up Fintech Holdings Ltd. ADR (a)	35,800	853,830
Value Line, Inc.	5,984	172,698
Victory Capital Holdings, Inc.	9,060	215,175
Vinci Partners Investments Ltd.	29,134	456,530
Virtu Financial, Inc. Class A	69,142	1,885,502
Virtus Investment Partners, Inc.	4,523	1,134,821
VPC Impact Acquisition Holding Class A (a)	8,768	131,257
WisdomTree Investments, Inc.	73,777	391,018
XP, Inc. Class A (a)	198,159	8,746,738
		162,902,399
Consumer Finance - 0.2%
360 Finance, Inc. ADR (a)	68,968	1,615,920
Atlanticus Holdings Corp. (a)	10,424	273,943
Bit Digital, Inc. (a)	23,780	350,993
Consumer Portfolio Services, Inc. (a)	14,707	61,181
Credit Acceptance Corp. (a)(b)	9,963	3,616,768
Encore Capital Group, Inc. (a)	18,287	611,152
EZCORP, Inc. (non-vtg.) Class A (a)	12,112	58,138
First Cash Financial Services, Inc.	22,700	1,437,364
LendingTree, Inc. (a)(b)	7,302	1,963,289
LexinFintech Holdings Ltd. ADR (a)(b)	58,388	663,288
Medallion Financial Corp. (a)	10,141	70,277
Mogo, Inc. (a)	14,441	113,651
Navient Corp.	117,902	1,459,627
Nicholas Financial, Inc. (a)	5,880	60,329
Oportun Financial Corp. (a)	16,861	275,172
Pintec Technology Holdings Ltd. ADR (a)	7,937	11,112
PRA Group, Inc. (a)	24,555	905,097
Senmiao Technology Ltd. (a)	16,727	24,087
SLM Corp.	214,062	3,380,039
Upstart Holdings, Inc. (b)	40,192	2,638,203
World Acceptance Corp. (a)(b)	3,875	490,381
		20,080,011
Diversified Financial Services - 0.1%
10X Capital Venture Acquisition Corp. Class A (a)	8,454	94,178
A-Mark Precious Metals, Inc.	4,846	137,820
ACE Convergence Acquisition Corp. Class A (a)	9,154	104,722
Acies Acquisition Corp. Class A (a)	8,103	82,245
Aequi Acquisition Corp. Class A (a)	4,094	41,841
Alerus Financial Corp.	7,192	197,852
Altitude Acquisition Corp. Class A (a)	18,263	213,494
AppHarvest, Inc. (a)(b)	52,694	1,604,532
Bridgetown 2 Holdings Ltd. (a)	13,484	158,167
Carney Technology Acquisition Corp. II Class A (a)	20,116	204,177
CF Finance Acquisition Corp. III Class A (a)	9,629	100,912
CIIG Merger Corp. (a)(b)	13,686	313,820
Collective Growth Corp. Class A (a)	6,104	82,099
Duddell Street Acquisition Corp. Class A (a)	6,227	64,325
Experience Investment Corp. Class A (a)	13,322	203,427
Fifth Wall Acquisition Corp. I (a)	10,734	115,927
FinServ Acquisition Corp. (a)	12,325	173,659
Gemini Therapeutics, Inc. (b)	14,660	222,832
Globis Acquisition Corp. (a)	4,628	46,882
Gores Holdings VI, Inc. (a)	17,648	313,428
GWG Holdings, Inc. (a)	8,791	59,955
HealthCor Catalio Acquisition Corp. (a)	5,009	51,893
Hudson Capital, Inc. (a)	16,721	66,717
INSU Acquisition Corp. III (a)	3,023	31,590
Lionheart Acquisition Corp. II Class A (a)	5,372	56,299
LM Funding America, Inc. (a)	30,394	47,111
Marlin Business Services Corp.	10,171	154,599
Mudrick Capital Acquisition Corp. II Class A (a)	4,654	47,238
Natural Order Acquisition Corp. (a)	9,400	101,614
RMG Acquisition Corp. II (a)(b)	15,675	172,425
Roth CH Acquisition I Co. (a)	4,565	109,560
Roth CH Acquisition II Co. (a)	3,568	37,856
ScION Tech Growth I Class A (a)	18,898	190,870
Seven Oaks Acquisition Corp. Class A (a)	11,728	120,095
SVF Investment Corp. (a)	29,476	359,902
SWK Holdings Corp. (a)	3,354	46,118
Tekkorp Digital Acquisition Corp. (a)	5,498	57,454
TS Innovation Acquisitions Corp. (a)	14,567	188,206
Vector Acquisition Corp. Class A (a)	8,124	83,271
Ventoux CCM Acquisition Corp. (a)	5,917	59,584
		6,518,696
Insurance - 0.6%
American National Group, Inc.	12,632	1,137,133
Amerisafe, Inc.	8,261	483,434
Arch Capital Group Ltd. (a)	228,785	8,195,079
Atlantic American Corp. (a)	4,446	19,874
Brighthouse Financial, Inc. (a)	46,041	1,836,575
BRP Group, Inc. (a)	46,347	1,229,586
Cincinnati Financial Corp.	89,373	8,746,936
Conifer Holdings, Inc. (a)	3,312	11,890
Donegal Group, Inc. Class A	18,229	249,737
eHealth, Inc. (a)	13,742	816,550
Enstar Group Ltd. (a)	10,226	2,173,945
Erie Indemnity Co. Class A	26,153	6,331,641
Fanhua, Inc. ADR	18,931	248,753
Fednat Holding Co.	14,952	103,468
FG Financial Group, Inc. (a)	3,213	14,523
Global Indemnity Group LLC Class A	7,184	208,695
GoHealth, Inc. (a)(b)	51,006	692,151
Goosehead Insurance	9,911	1,283,871
Greenlight Capital Re, Ltd. (a)	10,467	81,538
Hallmark Financial Services, Inc. (a)	856	3,159
Huize Holding Ltd. ADR	9,973	90,655
International General Insurance Holdings Ltd.	6,313	50,188
Investors Title Co.	1,165	176,812
James River Group Holdings Ltd.	16,877	774,823
Kingstone Companies, Inc.	5,340	37,700
Kinsale Capital Group, Inc.	12,932	2,276,808
Maiden Holdings Ltd. (a)	43,191	116,616
MetroMile, Inc. (a)	67,472	1,011,743
Midwest Holding, Inc.	798	39,900
National Western Life Group, Inc.	1,558	325,357
NI Holdings, Inc. (a)	13,483	240,402
Oxbridge Re Holdings Ltd. (a)(b)	5,511	16,147
Palomar Holdings, Inc. (a)	14,008	1,192,501
Principal Financial Group, Inc.	153,598	8,690,575
Protective Insurance Corp. Class B	9,179	210,291
Root, Inc. (b)	30,343	409,327
Safety Insurance Group, Inc.	8,823	697,723
Selective Insurance Group, Inc.	36,630	2,484,613
Sirius International Insurance (a)	58,865	718,742
State Auto Financial Corp.	21,446	401,898
Tian Ruixiang Holdings Ltd. (b)	3,439	227,284
Tiptree, Inc.	28,222	141,392
Trean Insurance Group, Inc. (a)	28,354	479,750
Trupanion, Inc. (a)	22,228	2,150,781
Unico American Corp. (a)(b)	851	4,783
United Fire Group, Inc.	12,395	365,033
United Insurance Holdings Corp.	21,548	134,029
Watford Holdings Ltd. (a)	11,708	405,448
Willis Towers Watson PLC	72,024	15,891,375
		73,631,234
Mortgage Real Estate Investment Trusts - 0.0%
AGNC Investment Corp.	300,880	4,823,106
Manhattan Bridge Capital, Inc. (b)	7,113	39,193
New York Mortgage Trust, Inc.	210,565	878,056
		5,740,355
Thrifts & Mortgage Finance - 0.2%
America First Tax Exempt Investors LP	39,141	182,397
Bogota Financial Corp. (a)	8,810	79,819
Bridgewater Bancshares, Inc. (a)	6,525	94,286
Broadway Financial Corp. (a)	9,122	17,970
Capitol Federal Financial, Inc.	86,439	1,150,503
Carver Bancorp, Inc. (a)(b)	1,018	10,241
Columbia Financial, Inc. (a)	72,096	1,178,049
FS Bancorp, Inc.	3,075	186,437
Greene County Bancorp, Inc.	4,298	102,765
Hingham Institution for Savings	1,454	352,421
HMN Financial, Inc. (a)	2,581	51,491
Home Bancorp, Inc.	7,434	240,490
Home Point Capital, Inc. (b)	75,896	909,993
HomeStreet, Inc.	11,829	508,174
Kearny Financial Corp.	30,045	341,011
Luther Burbank Corp.	18,799	191,938
Merchants Bancorp	14,760	502,283
Meridian Bancorp, Inc. Maryland	27,458	459,922
Meta Financial Group, Inc.	21,290	942,934
MMA Capital Management, LLC (a)	4,253	94,417
Mr. Cooper Group, Inc. (a)	52,465	1,650,024
NMI Holdings, Inc. (a)	48,402	1,106,470
Northfield Bancorp, Inc.	31,683	433,740
Northwest Bancshares, Inc.	93,451	1,319,528
PCSB Financial Corp.	16,016	258,819
PDL Community Bancorp (a)	1,020	10,384
Pioneer Bancorp, Inc. (a)	5,540	59,832
Premier Financial Corp.	24,001	735,871
Provident Bancorp, Inc.	14,544	178,164
Prudential Bancorp, Inc.	6,449	87,384
Randolph Bancorp, Inc. (a)	3,346	66,585
Riverview Bancorp, Inc.	15,015	99,099
Severn Bancorp, Inc.	3,614	29,635
Southern Missouri Bancorp, Inc.	6,368	233,960
Sterling Bancorp, Inc.	20,345	104,573
TFS Financial Corp.	156,474	3,055,937
Timberland Bancorp, Inc.	5,704	158,286
Trustco Bank Corp., New York	53,401	367,399
Washington Federal, Inc.	48,680	1,471,110
Waterstone Financial, Inc.	20,236	393,185
Western New England Bancorp, Inc.	19,217	153,928
WSFS Financial Corp.	29,890	1,588,355
		21,159,809

TOTAL FINANCIALS		496,044,695

HEALTH CARE - 10.8%
Biotechnology - 5.8%
4D Molecular Therapeutics, Inc.	12,780	536,504
89Bio, Inc. (a)	11,203	275,146
Abcam PLC ADR	6,721	160,161
Abeona Therapeutics, Inc. (a)(b)	139,518	337,634
AC Immune SA (a)(b)	30,869	234,296
ACADIA Pharmaceuticals, Inc. (a)	87,217	4,271,016
Acceleron Pharma, Inc. (a)	33,367	4,543,251
Achieve Life Sciences, Inc. (a)(b)	5,703	65,128
Acorda Therapeutics, Inc. (a)(b)	10,209	59,416
Adagene, Inc. ADR	2,343	57,404
Adamas Pharmaceuticals, Inc. (a)	5,327	25,303
Adaptimmune Therapeutics PLC sponsored ADR (a)	64,896	359,524
Adicet Bio, Inc. (a)	12,580	192,600
Adicet Bio, Inc. rights (a)(c)	3,438	0
Aditx Therapeutics, Inc. (a)(b)	2,896	8,775
ADMA Biologics, Inc. (a)	28,511	65,860
Advaxis, Inc. (a)	156,245	131,230
Adverum Biotechnologies, Inc. (a)	57,265	734,710
Aeglea BioTherapeutics, Inc. (a)	27,375	203,944
AEterna Zentaris, Inc. (a)	23,853	27,908
Affimed NV (a)	62,769	355,900
Agenus, Inc. (a)(b)	117,953	471,812
Agios Pharmaceuticals, Inc. (a)(b)	38,425	1,822,882
Aikido Pharma, Inc. (a)(b)	40,485	48,177
Aileron Therapeutics, Inc. (a)	30,009	45,614
Akebia Therapeutics, Inc. (a)(b)	75,712	261,964
Akero Therapeutics, Inc. (a)	19,689	598,546
Akouos, Inc. (a)	19,469	396,584
Albireo Pharma, Inc. (a)	10,788	376,070
Aldeyra Therapeutics, Inc. (a)	23,011	282,115
Alector, Inc. (a)	40,278	732,254
Alexion Pharmaceuticals, Inc. (a)	121,659	18,583,412
Aligos Therapeutics, Inc. (b)	21,008	603,770
Alkermes PLC (a)	90,053	1,714,609
Allakos, Inc. (a)	29,236	3,542,818
Allena Pharmaceuticals, Inc. (a)	34,198	57,453
Allogene Therapeutics, Inc. (a)(b)	79,583	2,762,326
Allovir, Inc. (a)	36,743	1,343,324
Alnylam Pharmaceuticals, Inc. (a)	64,457	9,546,082
Alpine Immune Sciences, Inc. (a)	13,564	158,970
Alterity Therapeutics Ltd. ADR (a)(b)	12,128	19,405
Altimmune, Inc. (a)	17,244	274,869
ALX Oncology Holdings, Inc. (a)(b)	20,440	1,641,128
Amarin Corp. PLC ADR (a)(b)	211,378	1,424,688
Amgen, Inc.	323,762	72,820,549
Amicus Therapeutics, Inc. (a)	141,900	1,742,532
AnaptysBio, Inc. (a)	11,945	342,822
Anavex Life Sciences Corp. (a)	33,061	430,454
Angion Biomedica Corp.	14,212	246,436
Anika Therapeutics, Inc. (a)	7,769	285,122
Anixa Biosciences, Inc. (a)	6,548	33,133
Annexon, Inc. (a)	19,909	579,551
AnPac Bio-Medical Science Co. Ltd. ADR	1,377	9,102
Apellis Pharmaceuticals, Inc. (a)	42,912	2,067,071
Applied Genetic Technologies Corp. (a)	13,372	67,930
Applied Molecular Transport, Inc. (b)	19,852	970,167
Applied Therapeutics, Inc. (a)	12,027	261,226
Aprea Therapeutics, Inc. (a)(b)	12,259	73,922
Aptevo Therapeutics, Inc. (a)	3,133	102,480
Aptinyx, Inc. (a)	78,584	287,617
Aptorum Group Ltd. (a)(b)	16,827	51,659
Aptose Biosciences, Inc. (a)	59,019	233,715
AquaBounty Technologies, Inc. (a)(b)	28,451	201,718
AquaMed Technologies, Inc. (a)(c)	19,156	0
Aravive, Inc. (a)	15,258	103,907
Arbutus Biopharma Corp. (a)(b)	34,250	128,438
ARCA Biopharma, Inc. (a)	17,417	73,326
Arcturus Therapeutics Holdings, Inc. (a)(b)	13,234	697,035
Arcutis Biotherapeutics, Inc. (a)	25,956	886,917
Ardelyx, Inc. (a)(b)	56,480	364,296
Arena Pharmaceuticals, Inc. (a)	31,428	2,525,240
Argenx SE ADR (a)	14,200	4,695,656
Arrowhead Pharmaceuticals, Inc. (a)(b)	56,646	4,512,420
Ascendis Pharma A/S sponsored ADR (a)	29,656	4,595,790
Atara Biotherapeutics, Inc. (a)	45,129	757,265
Athenex, Inc. (a)	57,314	693,499
Athersys, Inc. (a)(b)	109,566	223,515
Atossa Therapeutics, Inc. (a)(b)	9,613	26,147
Atreca, Inc. (a)(b)	12,754	221,282
aTyr Pharma, Inc. (a)	5,845	25,426
Aurinia Pharmaceuticals, Inc. (a)	70,118	981,652
Autolus Therapeutics Ltd. ADR (a)(b)	15,783	101,643
AVEO Pharmaceuticals, Inc. (a)	12,124	100,144
Avid Bioservices, Inc. (a)	32,569	670,270
Avidity Biosciences, Inc. (b)	19,476	469,956
Avita Therapeutics, Inc. (a)	8,858	192,573
AVROBIO, Inc. (a)	22,707	249,777
Axcella Health, Inc. (a)	20,100	114,570
Ayala Pharmaceuticals, Inc.	3,880	67,822
Beam Therapeutics, Inc. (b)	31,885	2,841,910
BeiGene Ltd. ADR (a)	26,133	8,362,560
Bellicum Pharmaceuticals, Inc. (a)(b)	2,921	12,765
BELLUS Health, Inc. (a)	12,439	46,917
Benitec Biopharma, Inc. (a)	9,459	29,796
BeyondSpring, Inc. (a)	18,694	242,648
Bicycle Therapeutics PLC ADR (a)	4,124	104,213
Bio Path Holdings, Inc. (a)	15,100	97,848
BioAtla, Inc.	17,439	926,011
Biocept, Inc. (a)	6,683	40,298
BioCryst Pharmaceuticals, Inc. (a)(b)	101,432	1,093,437
Biogen, Inc. (a)	85,515	23,335,333
BioLine RX Ltd. sponsored ADR (a)	10,263	31,713
BioMarin Pharmaceutical, Inc. (a)	100,455	7,778,231
BioNTech SE ADR (a)(b)	36,735	4,005,217
BioVie, Inc.	6,978	223,994
BioXcel Therapeutics, Inc. (a)(b)	12,737	682,831
Black Diamond Therapeutics, Inc. (a)(b)	21,284	595,952
bluebird bio, Inc. (a)	35,601	1,107,191
Blueprint Medicines Corp. (a)	30,154	2,961,726
Bolt Biotherapeutics, Inc.	19,795	528,527
BrainStorm Cell Therpeutic, Inc. (a)(b)	20,843	84,623
Brickell Biotech, Inc. (a)	72,285	86,019
BridgeBio Pharma, Inc. (a)(b)	108,772	7,688,005
Burning Rock Biotech Ltd. ADR	7,416	266,902
C4 Therapeutics, Inc.	24,502	1,051,626
Cabaletta Bio, Inc. (a)	13,397	145,625
Calithera Biosciences, Inc. (a)	11,132	32,505
Calyxt, Inc. (a)	17,010	162,275
Cancer Genetics, Inc. (a)	4,795	31,215
Capricor Therapeutics, Inc. (a)	9,339	57,341
Cardiff Oncology, Inc. (a)	18,039	186,523
CareDx, Inc. (a)	27,154	2,147,338
CASI Pharmaceuticals, Inc. (a)	45,036	110,789
Catalyst Biosciences, Inc. (a)	2,926	17,644
Catalyst Pharmaceutical Partners, Inc. (a)	48,487	188,614
Celcuity, Inc. (a)	2,780	39,476
Celldex Therapeutics, Inc. (a)	21,862	592,023
Cellectis SA sponsored ADR (a)(b)	10,776	231,684
Celsion Corp. (a)(b)	51,243	105,561
Centogene NV (a)	11,156	128,963
Cerevel Therapeutics Holdings (a)(b)	75,151	1,139,289
Checkmate Pharmaceuticals, Inc.	8,926	118,716
Checkpoint Therapeutics, Inc. (a)	23,493	75,413
ChemoCentryx, Inc. (a)	38,907	2,639,451
Chimerix, Inc. (a)	38,096	373,722
China Biologic Products Holdings, Inc. (a)	21,644	2,587,324
Chinook Therapeutics, Inc. (a)	24,522	405,594
Chinook Therapeutics, Inc. rights (a)(c)	11,497	575
Cidara Therapeutics, Inc. (a)	10,074	22,868
Clementia Pharmaceuticals, Inc. rights (a)(c)	21,066	28,439
Clene, Inc. (a)(b)	29,935	384,365
Cleveland Biolabs, Inc. (a)	5,822	33,709
Clovis Oncology, Inc. (a)(b)	51,013	305,568
Codiak Biosciences, Inc.	11,391	184,534
Cogent Biosciences, Inc. (a)(b)	33,259	260,751
Cogent Biosciences, Inc. rights (a)(c)	12,548	0
CohBar, Inc. (a)	15,928	24,370
Coherus BioSciences, Inc. (a)(b)	43,446	705,563
Collplant Biotechnologies Ltd. ADR (a)	1,623	23,371
Compass Pathways PLC ADR (b)	6,101	275,277
Concert Pharmaceuticals, Inc. (a)	10,199	68,231
Constellation Pharmaceuticals, Inc. (a)	26,786	675,007
ContraFect Corp. (a)	10,656	55,944
Corbus Pharmaceuticals Holdings, Inc. (a)(b)	42,368	92,362
Cortexyme, Inc. (a)(b)	16,512	562,564
Corvus Pharmaceuticals, Inc. (a)(b)	17,851	62,121
Crinetics Pharmaceuticals, Inc. (a)	9,984	152,655
CRISPR Therapeutics AG (a)	38,910	4,890,598
CTI BioPharma Corp. (a)	59,493	193,352
Cue Biopharma, Inc. (a)	15,106	205,593
Cullinan Oncology, Inc.	20,148	814,382
CureVac NV (a)(b)	98,049	9,246,021
Curis, Inc. (a)	57,426	565,072
Cyclacel Pharmaceuticals, Inc. (a)(b)	3,131	21,604
Cyclerion Therapeutics, Inc. (a)	7,672	29,460
Cytokinetics, Inc. (a)	39,694	743,469
CytomX Therapeutics, Inc. (a)	21,497	168,751
DBV Technologies SA sponsored ADR (a)(b)	17,390	93,037
Decibel Therapeutics, Inc.	11,272	211,688
Deciphera Pharmaceuticals, Inc. (a)	32,567	1,425,783
Denali Therapeutics, Inc. (a)	66,634	4,784,321
DermTech, Inc. (a)(b)	13,999	934,153
DiaMedica Therapeutics, Inc. (a)	6,250	57,313
Dicerna Pharmaceuticals, Inc. (a)	47,165	1,272,512
Diffusion Pharmaceuticals, Inc. (a)	27,419	31,532
Dyadic International, Inc. (a)	15,088	80,117
Dynavax Technologies Corp. (a)(b)	63,663	557,051
Dyne Therapeutics, Inc. (b)	25,969	479,647
Eagle Pharmaceuticals, Inc. (a)	3,698	164,561
Edesa Biotech, Inc. (a)(b)	5,472	30,205
Editas Medicine, Inc. (a)(b)	34,332	1,505,802
Eiger Biopharmaceuticals, Inc. (a)	20,474	208,221
Eledon Pharmaceuticals, Inc. (a)	6,568	105,548
Enanta Pharmaceuticals, Inc. (a)	11,608	572,507
Enlivex Therapeutics Ltd. (a)(b)	6,306	96,419
Enochian Biosciences, Inc. (a)	23,627	83,640
Entasis Therapeutics Holdings, Inc. (a)	26,360	70,118
Epizyme, Inc. (a)	58,277	558,876
Equillium, Inc. (a)	8,266	58,275
Esperion Therapeutics, Inc. (a)(b)	14,765	404,413
Essa Pharma, Inc. (a)	17,580	476,242
Evelo Biosciences, Inc. (a)	23,646	287,772
Evogene Ltd. (a)(b)	18,970	111,354
Exact Sciences Corp. (a)	88,156	11,999,795
Exelixis, Inc. (a)	173,130	3,749,996
Exicure, Inc. (a)	46,150	100,146
F-star Therapeutics, Inc. (a)	1,855	15,341
F-star Therapeutics, Inc.:
rights (a)(c)	1,855	0
rights (a)(c)	1,855	0
Fate Therapeutics, Inc. (a)	48,733	4,372,325
Fennec Pharmaceuticals, Inc. (a)	17,500	128,100
FibroGen, Inc. (a)(b)	51,710	2,587,051
Five Prime Therapeutics, Inc. (a)	26,911	598,232
Flexion Therapeutics, Inc. (a)(b)	29,385	323,823
Foghorn Therapeutics, Inc.	16,013	263,574
Forma Therapeutics Holdings, Inc. (b)	23,264	898,223
Forte Biosciences, Inc. (a)	6,473	184,416
Fortress Biotech, Inc. (a)	66,246	246,435
Forward Pharma A/S sponsored ADR (a)(b)	499	3,493
Freeline Therapeutics Holdings PLC ADR (a)(b)	17,896	275,777
Frequency Therapeutics, Inc. (a)	19,874	978,000
Fusion Pharmaceuticals, Inc. (a)	23,089	269,680
G1 Therapeutics, Inc. (a)(b)	21,859	483,084
Galapagos Genomics NV sponsored ADR (a)	4,219	348,489
Galectin Therapeutics, Inc. (a)(b)	32,120	71,949
Galecto, Inc.	7,426	77,156
Galera Therapeutics, Inc. (a)(b)	11,144	116,901
Galmed Pharmaceuticals Ltd. (a)(b)	19,960	79,241
Gamida Cell Ltd. (a)	27,488	257,288
Generation Bio Co.	28,994	1,012,470
Genetron Holdings Ltd. ADR (b)	8,457	207,958
Genfit ADR (a)	3,215	16,075
Genmab A/S ADR (a)	31,497	1,066,803
Genocea Biosciences, Inc. (a)(b)	25,039	76,119
Genprex, Inc. (a)	21,698	111,962
GeoVax Labs, Inc. (a)(b)	8,300	42,330
Geron Corp. (a)	167,155	299,207
Gilead Sciences, Inc.	695,378	42,696,209
Global Blood Therapeutics, Inc. (a)(b)	33,482	1,426,333
Gossamer Bio, Inc. (a)(b)	44,064	414,202
Gracell Biotechnologies, Inc. ADR	3,209	72,941
Greenwich Lifesciences, Inc.	5,892	184,596
Grifols SA ADR	76,344	1,241,353
Gritstone Oncology, Inc. (a)	33,041	448,366
Gt Biopharma, Inc. (a)(b)	6,852	35,699
Halozyme Therapeutics, Inc. (a)	77,144	3,490,766
Harpoon Therapeutics, Inc. (a)	14,671	283,004
Heat Biologics, Inc. (a)(b)	9,333	74,477
Heron Therapeutics, Inc. (a)	52,372	946,886
Histogen, Inc. (a)(b)	7,869	8,892
Homology Medicines, Inc. (a)	26,885	288,745
Hookipa Pharma, Inc. (a)(b)	13,294	157,401
Humanigen, Inc. (a)	27,960	519,776
I-Mab ADR (a)(b)	10,492	621,021
Ideaya Biosciences, Inc. (a)	16,343	311,661
Idera Pharmaceuticals, Inc. (a)	14,411	62,832
IGM Biosciences, Inc. (a)	13,900	1,215,277
Immatics NV (a)(b)	33,359	359,944
Immunic, Inc. (a)	10,417	166,151
Immunocore Holdings PLC ADR	3,955	191,264
ImmunoGen, Inc. (a)	96,951	848,321
Immunome, Inc.	5,349	211,713
Immunovant, Inc. (a)	55,308	872,760
Imv, Inc. (a)	26,492	88,473
Incyte Corp. (a)	121,204	9,533,907
Infinity Pharmaceuticals, Inc. (a)	21,696	65,956
InflaRx NV (a)(b)	4,464	18,526
Inhibrx, Inc. (a)	20,085	510,561
Inmune Bio, Inc. (a)	6,841	110,961
Inovio Pharmaceuticals, Inc. (a)(b)	113,578	1,260,716
Inozyme Pharma, Inc. (a)(b)	11,206	224,120
Insmed, Inc. (a)	55,664	1,991,101
Intec Pharma Ltd. (a)(b)	15,089	66,241
Intellia Therapeutics, Inc. (a)	34,081	2,060,537
Intercept Pharmaceuticals, Inc. (a)(b)	17,087	370,104
Inventiva SA ADR (a)(b)	2,231	33,844
Ionis Pharmaceuticals, Inc. (a)	76,764	4,022,434
Iovance Biotherapeutics, Inc. (a)	80,773	3,012,833
Ironwood Pharmaceuticals, Inc. Class A (a)(b)	95,717	883,468
iTeos Therapeutics, Inc. (a)	18,127	753,721
Iveric Bio, Inc. (a)	50,254	308,560
Jounce Therapeutics, Inc. (a)	17,298	189,932
Kadmon Holdings, Inc. (a)	112,596	516,816
Kalvista Pharmaceuticals, Inc. (a)	14,657	481,776
Kamada (a)(b)	24,022	147,495
Karuna Therapeutics, Inc. (a)	14,740	1,841,910
Karyopharm Therapeutics, Inc. (a)(b)	41,184	569,163
Keros Therapeutics, Inc.	12,482	817,197
Kezar Life Sciences, Inc. (a)	13,070	71,624
Kindred Biosciences, Inc. (a)	19,079	86,046
Kiniksa Pharmaceuticals Ltd. (a)	21,394	440,075
Kinnate Biopharma, Inc.	22,100	738,803
Kintara Therapeutics, Inc. (a)(b)	2,797	5,958
Kodiak Sciences, Inc. (a)	28,309	3,652,144
Kronos Bio, Inc. (b)	30,000	872,100
Krystal Biotech, Inc. (a)(b)	12,300	970,347
Kura Oncology, Inc. (a)	34,044	953,232
Kymera Therapeutics, Inc. (a)	24,147	1,158,573
La Jolla Pharmaceutical Co. (a)(b)	17,647	92,470
Lantern Pharma, Inc. (a)	1,790	31,808
Larimar Therapeutics, Inc. (a)	6,568	112,116
Leap Therapeutics, Inc. (a)	28,305	65,951
Legend Biotech Corp. ADR (b)	17,199	467,469
Lexicon Pharmaceuticals, Inc. (a)	74,617	536,496
Ligand Pharmaceuticals, Inc.:
Class B (a)(b)	8,702	1,289,810
General CVR (a)	1,518	29
Glucagon CVR (a)	1,518	17
rights (a)	1,518	35
TR Beta CVR (a)(c)	1,518	319
Liminal BioSciences, Inc. (a)(b)	3,583	17,198
LogicBio Therapeutics, Inc. (a)	19,478	161,473
Lumos Pharma, Inc. (a)	4,873	66,273
Macrogenics, Inc. (a)	30,046	751,450
Madrigal Pharmaceuticals, Inc. (a)(b)	9,320	1,129,491
Magenta Therapeutics, Inc. (a)	18,265	191,965
MannKind Corp. (a)	121,809	695,529
Marker Therapeutics, Inc. (a)	38,560	93,315
Medicenna Therapeutics Corp. (a)(b)	12,304	48,109
MediciNova, Inc. (a)(b)	25,966	144,890
MEI Pharma, Inc. (a)	53,702	201,383
MeiraGTx Holdings PLC (a)(b)	27,678	410,742
Mereo Biopharma Group PLC ADR (a)(b)	8,456	32,894
Merrimack Pharmaceuticals, Inc. (a)	2,337	15,144
Mersana Therapeutics, Inc. (a)	38,414	698,367
Merus BV (a)	12,488	280,980
Mesoblast Ltd. sponsored ADR (a)(b)	7,548	72,461
Metacrine, Inc.	5,956	50,626
Millendo Therapeutics, Inc. (a)	22,083	45,491
MiMedx Group, Inc. (a)	59,575	590,388
Minerva Neurosciences, Inc. (a)	7,475	23,173
Mirati Therapeutics, Inc. (a)	27,832	5,592,005
Mirum Pharmaceuticals, Inc. (a)(b)	14,847	272,591
Moderna, Inc. (a)	220,171	34,084,673
Molecular Templates, Inc. (a)	32,716	356,604
Moleculin Biotech, Inc. (a)	1,896	8,020
Monopar Therapeutics, Inc. (a)(b)	2,595	18,944
Morphic Holding, Inc. (a)	17,376	628,316
Morphosys AG sponsored ADR (a)(b)	7,201	178,945
Mustang Bio, Inc. (a)	37,461	132,237
Myriad Genetics, Inc. (a)	42,754	1,303,569
Nanobiotix SA ADR (b)	1,126	18,906
NantKwest, Inc. (a)(b)	61,377	1,995,366
Natera, Inc. (a)	47,266	5,487,110
Neoleukin Therapeutics, Inc. (a)(b)	22,529	271,249
Neubase Therapeutics, Inc. (a)	13,736	130,217
Neurobo Pharmaceuticals, Inc. (a)(b)	9,229	39,408
Neurobo Pharmaceuticals, Inc. rights (a)(c)	612	0
Neurocrine Biosciences, Inc. (a)	51,826	5,675,465
Neximmune, Inc.	8,438	218,629
NextCure, Inc. (a)	6,146	69,819
Nkarta, Inc. (a)(b)	18,643	909,033
Novavax, Inc. (a)	35,422	8,190,629
NuCana PLC ADR (a)(b)	9,425	49,764
Nurix Therapeutics, Inc. (a)(b)	20,987	747,347
Nymox Pharmaceutical Corp. (a)(b)	41,592	108,555
ObsEva SA (a)(b)	13,759	53,660
Ocugen, Inc. (a)	110,124	1,205,858
Olema Pharmaceuticals, Inc.	21,550	860,276
Oncolytics Biotech, Inc. (a)	16,210	52,097
Oncorus, Inc. (a)(b)	13,846	218,767
OncoSec Medical, Inc. (a)	14,351	78,931
Oncternal Therapeutics, Inc. (a)	12,207	79,712
Oncternal Therapeutics, Inc. rights (a)(c)	4,319	0
OpGen, Inc. (a)	8,401	19,238
Opko Health, Inc. (a)(b)	378,730	1,704,285
Orchard Therapeutics PLC ADR (a)(b)	25,896	180,495
Organogenesis Holdings, Inc. Class A (a)	69,434	1,056,091
Organovo Holdings, Inc. (a)(b)	2,164	27,591
Orgenesis, Inc. (a)	11,563	77,356
ORIC Pharmaceuticals, Inc. (a)(b)	21,924	710,338
Outlook Therapeutics, Inc. (a)	71,228	154,565
Ovid Therapeutics, Inc. (a)	15,412	45,465
Oyster Point Pharma, Inc. (a)	13,535	268,128
Pandion Therapeutics, Inc. (a)(b)	14,646	881,689
Passage Bio, Inc.	26,882	484,414
PDS Biotechnology Corp. (a)	11,050	44,863
Pharming Group NV ADR (a)(b)	2,093	28,549
PhaseBio Pharmaceuticals, Inc. (a)(b)	10,575	41,031
Phio Pharmaceuticals Corp. (a)	20,152	57,635
Pieris Pharmaceuticals, Inc. (a)	27,125	73,780
Pluristem Therapeutics, Inc. (a)	12,690	80,455
PMV Pharmaceuticals, Inc.	25,799	970,816
Polarityte, Inc. (a)(b)	77,220	99,614
Poseida Therapeutics, Inc. (a)(b)	35,266	389,337
Praxis Precision Medicines, Inc.	21,955	955,043
Precigen, Inc. (a)(b)	104,680	883,499
Precision BioSciences, Inc. (a)	32,101	383,928
Prelude Therapeutics, Inc. (b)	24,966	1,556,131
ProQR Therapeutics BV (a)(b)	13,384	61,165
Protagonist Therapeutics, Inc. (a)	21,368	503,644
Protara Therapeutics, Inc. (a)	3,525	60,630
Prothena Corp. PLC (a)	19,512	435,508
PTC Therapeutics, Inc. (a)	39,121	2,233,809
Puma Biotechnology, Inc. (a)	25,036	249,359
Qualigen Therapeutics, Inc. (a)	10,616	34,927
Radius Health, Inc. (a)	26,855	499,772
RAPT Therapeutics, Inc. (a)	10,127	183,805
Recro Pharma, Inc. (a)	15,366	52,705
Regeneron Pharmaceuticals, Inc. (a)	58,318	26,276,341
REGENXBIO, Inc. (a)	22,282	911,557
Regulus Therapeutics, Inc. (a)(b)	26,459	32,809
Relay Therapeutics, Inc. (a)	52,416	2,163,208
Repare Therapeutics, Inc.	21,402	704,126
Repligen Corp. (a)	29,084	6,177,151
Replimune Group, Inc. (a)	24,202	838,115
Revolution Medicines, Inc.	37,031	1,691,576
Rhythm Pharmaceuticals, Inc. (a)	24,469	634,236
Rigel Pharmaceuticals, Inc. (a)	90,653	376,210
Rocket Pharmaceuticals, Inc. (a)(b)	31,620	1,757,440
Rubius Therapeutics, Inc. (a)	39,455	409,543
Sage Therapeutics, Inc. (a)	31,686	2,693,310
Salarius Pharmaceuticals, Inc. (a)(b)	4,894	8,809
Salarius Pharmaceuticals, Inc. rights (a)(c)	122,366	15,051
Sana Biotechnology, Inc.	96,333	2,961,276
Sangamo Therapeutics, Inc. (a)(b)	79,495	913,398
Sarepta Therapeutics, Inc. (a)	42,628	3,711,194
Savara, Inc. (a)	28,214	47,964
Scholar Rock Holding Corp. (a)	17,908	968,823
Scopus Biopharma, Inc. (b)	9,794	90,790
Seagen, Inc. (a)	100,255	15,149,533
Seer, Inc.	29,766	1,435,614
Selecta Biosciences, Inc. (a)(b)	47,284	199,538
Sellas Life Sciences Group, Inc. (a)	5,584	45,398
Seneca Biopharma, Inc. (a)	816	1,093
Sensei Biotherapeutics, Inc. (b)	13,063	215,540
Seres Therapeutics, Inc. (a)(b)	50,993	970,907
Sesen Bio, Inc. (a)	72,060	196,003
Shattuck Labs, Inc.	23,856	985,253
Sierra Oncology, Inc. (a)	5,958	88,059
Sigilon Therapeutics, Inc.	16,929	450,311
Silverback Therapeutics, Inc. (b)	19,230	924,194
Sinovac Biotech Ltd. (a)(b)(c)	27,717	179,329
Sio Gene Therapies, Inc. (a)(b)	47,869	126,374
Soleno Therapeutics, Inc. (a)	41,457	99,911
Solid Biosciences, Inc. (a)(b)	44,772	356,833
Soligenix, Inc. (a)(b)	8,820	14,553
Sonnet Biotherapeutics Holding (a)(b)	15,344	36,365
Sorrento Therapeutics, Inc. (a)(b)	152,205	1,471,822
Spectrum Pharmaceuticals, Inc. (a)	101,297	347,449
Spero Therapeutics, Inc. (a)(b)	13,597	247,057
Springworks Therapeutics, Inc. (a)	26,759	2,302,612
Spruce Biosciences, Inc. (b)	10,025	209,523
Stoke Therapeutics, Inc. (a)	19,075	1,142,402
Summit Therapeutics, Inc. (a)	45,215	306,106
Surface Oncology, Inc. (a)	19,090	161,883
Sutro Biopharma, Inc. (a)	23,024	511,133
Syndax Pharmaceuticals, Inc. (a)	24,188	590,429
Synlogic, Inc. (a)	45,366	171,937
Syros Pharmaceuticals, Inc. (a)	28,361	238,232
T2 Biosystems, Inc. (a)(b)	71,356	163,405
Taysha Gene Therapies, Inc. (b)	22,814	583,810
TCR2 Therapeutics, Inc. (a)	20,704	547,828
Tenax Therapeutics, Inc. (a)	31,497	67,719
TG Therapeutics, Inc. (a)	74,917	3,279,117
Theratechnologies, Inc. (a)	44,667	143,555
Tiziana Life Sciences PLC ADR (a)(b)	14,852	44,705
Tobira Therapeutics, Inc. rights (a)(c)	6,103	55,293
TONIX Pharmaceuticals Holding (a)	151,110	179,821
TRACON Pharmaceuticals, Inc. (a)(b)	2,539	23,740
Translate Bio, Inc. (a)	39,389	919,339
Travere Therapeutics, Inc. (a)	29,579	911,625
Trevena, Inc. (a)(b)	67,495	144,777
Trillium Therapeutics, Inc. (a)	46,726	530,340
Turning Point Therapeutics, Inc. (a)	27,202	3,207,388
Twist Bioscience Corp. (a)	25,091	3,453,525
Tyme Technologies, Inc. (a)	74,416	148,832
Ultragenyx Pharmaceutical, Inc. (a)	36,984	5,234,715
uniQure B.V. (a)	25,416	932,767
United Therapeutics Corp. (a)	24,857	4,155,593
UNITY Biotechnology, Inc. (a)	16,939	115,355
UroGen Pharma Ltd. (a)(b)	7,814	148,857
Vaccinex, Inc. (a)(b)	9,110	33,889
Vanda Pharmaceuticals, Inc. (a)	35,576	663,492
Vaxart, Inc. (a)(b)	61,878	442,428
Vaxcyte, Inc. (b)	26,404	622,078
VBI Vaccines, Inc. (a)(b)	128,443	432,853
VBL Therapeutics (a)(b)	24,873	45,020
Veracyte, Inc. (a)	35,884	2,083,425
Verastem, Inc. (a)	111,497	262,018
Vericel Corp. (a)	25,530	1,232,588
Vertex Pharmaceuticals, Inc. (a)	144,732	30,762,787
Viela Bio, Inc. (a)	30,806	1,638,879
Viking Therapeutics, Inc. (a)(b)	46,434	312,965
Vincerx Pharma, Inc. (a)(b)	5,053	97,523
Vir Biotechnology, Inc. (a)(b)	70,823	4,435,644
Viracta Therapeutics, Inc. (a)(b)	7,310	114,767
Viridian Therapeutics, Inc. (a)	2,258	37,122
Viridian Therapeutics, Inc. rights (a)(c)	30,380	0
VistaGen Therapeutics, Inc. (a)	66,704	164,759
Vor Biopharma, Inc. (a)(b)	18,761	843,495
Voyager Therapeutics, Inc. (a)	9,718	55,101
vTv Therapeutics, Inc. Class A (a)(b)	39,477	105,009
Windtree Therapeutics, Inc. (a)(b)	7,883	40,203
X4 Pharmaceuticals, Inc. (a)	14,730	140,966
Xbiotech, Inc. (a)	15,395	292,505
Xencor, Inc. (a)	34,932	1,721,100
Xenetic Biosciences, Inc. (a)	12,872	30,764
Xenon Pharmaceuticals, Inc. (a)	19,242	359,441
XOMA Corp. (a)	4,906	177,597
Y-mAbs Therapeutics, Inc. (a)	25,116	883,330
Yield10 Bioscience, Inc. (a)	2,925	42,237
Yumanity Therapeutics, Inc. (a)	1,989	35,345
Yumanity Therapeutics, Inc. rights (a)(c)	39,785	0
Zai Lab Ltd. ADR (a)	30,959	4,567,072
Zealand Pharma A/S sponsored ADR (a)(b)	3,931	138,096
Zentalis Pharmaceuticals, Inc. (b)	22,504	946,068
ZIOPHARM Oncology, Inc. (a)(b)	144,566	770,537
		657,008,451
Health Care Equipment & Supplies - 2.1%
Abiomed, Inc. (a)	25,303	8,212,089
Accelerate Diagnostics, Inc. (a)(b)	26,514	265,405
Accuray, Inc. (a)(b)	38,491	191,685
Acutus Medical, Inc. (a)	13,707	284,557
Aethlon Medical, Inc. (a)(b)	2,749	6,048
Akers Biosciences, Inc. (a)	96,988	322,970
Align Technology, Inc. (a)	43,953	24,926,186
Allied Healthcare Products, Inc. (a)(b)	1,352	6,760
Alphatec Holdings, Inc. (a)(b)	47,734	766,131
Angiodynamics, Inc. (a)	15,062	315,549
Antares Pharma, Inc. (a)	98,062	416,764
Apollo Endosurgery, Inc. (a)	5,579	26,166
Apyx Medical Corp. (a)	18,122	189,375
Aspira Women's Health, Inc. (a)(b)	54,695	379,036
Atricure, Inc. (a)	23,521	1,535,216
Atrion Corp.	875	546,788
Avinger, Inc. (a)	189,502	303,203
AxoGen, Inc. (a)	18,830	416,143
Axonics Modulation Technologies, Inc. (a)	21,996	1,106,619
Bellerophon Therapeutics, Inc. (a)	4,969	31,553
Beyond Air, Inc. (a)	9,537	56,554
BioLase Technology, Inc. (a)(b)	104,396	94,708
BioLife Solutions, Inc. (a)	20,731	813,277
Biomerica, Inc. (a)(b)	5,860	35,922
BioSig Technologies, Inc. (a)	6,766	30,109
Bioventus, Inc. (b)	17,185	209,313
Cardiovascular Systems, Inc. (a)	23,790	982,527
Cerus Corp. (a)	93,501	574,096
Check Capital Ltd. (a)(b)	91,492	125,344
Chembio Diagnostics, Inc. (a)(b)	16,477	91,612
Chf Solutions, Inc. (a)	6,913	51,848
ClearPoint Neuro, Inc. (a)	8,171	191,365
Co.-Diagnostics, Inc. (a)(b)	17,214	236,865
ConforMis, Inc. (a)	88,612	89,498
CryoPort, Inc. (a)(b)	24,087	1,431,731
Cutera, Inc. (a)	8,581	303,081
CytoSorbents Corp. (a)(b)	18,257	171,981
Dare Bioscience, Inc. (a)	29,994	56,089
DarioHealth Corp. (a)	7,148	190,137
Delcath Systems, Inc. (a)(b)	1,414	25,466
Dentsply Sirona, Inc.	121,452	6,445,458
DexCom, Inc. (a)	53,411	21,245,828
Eargo, Inc. (a)	20,439	1,193,842
EDAP TMS SA sponsored ADR (a)(b)	26,884	244,644
Ekso Bionics Holdings, Inc. (a)	3,126	22,351
electroCore, Inc. (a)	9,978	21,652
ENDRA Life Sciences, Inc. (a)	35,458	88,645
Establishment Labs Holdings, Inc. (a)	15,129	1,044,355
Fonar Corp. (a)	3,366	65,267
Genmark Diagnostics, Inc. (a)	39,684	775,822
Heska Corp. (a)(b)	5,373	1,012,273
Hologic, Inc. (a)	143,003	10,309,086
ICU Medical, Inc. (a)	11,909	2,471,118
IDEXX Laboratories, Inc. (a)	47,586	24,752,810
Inari Medical, Inc.	26,857	2,809,242
InMode Ltd. (a)	20,616	1,421,679
Inogen, Inc. (a)	13,301	698,169
Insulet Corp. (a)	36,549	9,469,846
Integra LifeSciences Holdings Corp. (a)	48,045	3,283,395
Intersect ENT, Inc. (a)	23,278	530,971
IntriCon Corp. (a)	5,239	120,287
Intuitive Surgical, Inc. (a)	65,523	48,277,346
InVivo Therapeutics Holdings Corp. (a)	43,910	50,497
IRadimed Corp. (a)	7,542	168,187
iRhythm Technologies, Inc. (a)	16,090	2,588,881
Iridex Corp. (a)	7,305	42,953
Itamar Medical Ltd. ADR (a)	3,458	79,154
Kewaunee Scientific Corp. (a)	1,782	22,097
Lantheus Holdings, Inc. (a)	36,857	688,489
Lantheus Holdings, Inc. rights (a)(c)	50,063	1
LeMaitre Vascular, Inc.	13,069	671,616
LENSAR, Inc. (a)	5,527	49,964
Lianluo Smart Ltd. (a)	4,371	35,493
LivaNova PLC (a)	27,107	2,101,877
Lucira Health, Inc. (b)	19,059	368,029
Masimo Corp. (a)	30,537	7,656,542
Medigus Ltd. ADR (a)(b)	7,664	18,700
Meridian Bioscience, Inc. (a)	24,681	520,275
Merit Medical Systems, Inc. (a)	31,052	1,730,217
Mesa Laboratories, Inc. (b)	2,822	767,330
Microbot Medical, Inc. (a)	2,681	22,065
Misonix, Inc. (a)	8,900	149,164
Motus GI Holdings, Inc. (a)	16,028	23,241
Nano-X Imaging Ltd. (a)(b)	24,613	1,114,231
NanoVibronix, Inc. (a)	25,676	27,987
Natus Medical, Inc. (a)	14,118	365,797
Nemaura Medical, Inc. (a)	11,700	72,657
Neogen Corp. (a)	28,601	2,342,994
Neovasc, Inc. (a)	8,602	12,215
Neuronetics, Inc. (a)	8,312	129,085
Novocure Ltd. (a)	56,611	8,440,700
NuVasive, Inc. (a)	27,630	1,666,918
Obalon Therapeutics, Inc. (a)	4,977	17,071
OraSure Technologies, Inc. (a)	35,946	381,028
Ortho Clinical Diagnostics Holdings PLC	116,741	2,019,619
Orthofix International NV (a)	6,911	321,431
OrthoPediatrics Corp. (a)	10,461	569,706
Outset Medical, Inc.	22,924	1,141,386
Oxford Immunotec Global PLC (a)	18,869	414,175
PAVmed, Inc. (a)	28,715	120,603
Pro-Dex, Inc. (a)	4,179	103,012
Profound Medical Corp. (a)	8,039	178,897
Pulmonx Corp.	19,855	1,128,360
Pulse Biosciences, Inc. (a)(b)	15,897	464,987
Quidel Corp. (a)	23,445	3,851,076
Quotient Ltd. (a)	62,085	278,762
Repro Medical Systems, Inc. (a)	14,139	54,859
ReWalk Robotics Ltd. (a)(b)	29,639	78,543
Rockwell Medical Technologies, Inc. (a)	1,138	1,536
Sanara Medtech, Inc. (a)	2,934	93,272
Seaspine Holdings Corp. (a)	16,598	314,034
Second Sight Medical Products, Inc. (a)	9,212	16,029
Shockwave Medical, Inc. (a)	19,909	2,324,575
SI-BONE, Inc. (a)	16,689	523,868
Sientra, Inc. (a)	28,808	224,126
Silk Road Medical, Inc. (a)	19,105	1,046,381
Sintx Technologies, Inc. (a)	21,155	43,368
SmileDirectClub, Inc. (a)	63,011	730,928
Soliton, Inc. (a)	5,571	73,983
Staar Surgical Co. (a)	25,340	2,635,613
STRATA Skin Sciences, Inc. (a)	17,447	31,928
Surgalign Holdings, Inc. (a)(b)	26,089	63,657
SurModics, Inc. (a)	7,764	404,893
Tactile Systems Technology, Inc. (a)(b)	13,930	707,923
Talis Biomedical Corp.	8,506	146,814
Tandem Diabetes Care, Inc. (a)	34,357	3,297,928
Tela Bio, Inc. (a)	6,966	107,067
Thermogenesis Holdings, Inc. (a)(b)	2,264	6,452
Titan Medical, Inc. (a)	27,216	58,787
TransMedics Group, Inc. (a)	15,332	550,265
Trinity Biotech PLC sponsored ADR (a)(b)	13,909	74,552
Utah Medical Products, Inc.	3,090	260,796
Varex Imaging Corp. (a)	23,722	543,945
Venus Concept, Inc. (a)	17,616	45,802
ViewRay, Inc. (a)	78,676	343,027
Viveve Medical, Inc. (a)	62	211
Zosano Pharma Corp. (a)(b)	226,928	290,468
Zynex, Inc. (a)(b)	19,173	278,392
		240,605,343
Health Care Providers & Services - 0.6%
1Life Healthcare, Inc. (a)	73,092	3,472,601
Acadia Healthcare Co., Inc. (a)	49,395	2,728,580
AdaptHealth Corp. (a)	53,273	1,639,210
Addus HomeCare Corp. (a)	8,720	938,010
Akumin, Inc. (a)	18,040	65,666
Amedisys, Inc. (a)	18,192	4,614,219
Apollo Medical Holdings, Inc. (a)	29,855	738,911
Apria, Inc.	17,570	378,458
Avalon GloboCare Corp. (a)(b)	32,090	38,508
Biodesix, Inc. (a)(b)	13,469	265,878
Castle Biosciences, Inc. (a)	12,870	979,150
Clover Health Investments Corp. (a)(b)	42,424	398,786
Corvel Corp. (a)	9,803	995,005
Covetrus, Inc. (a)	72,950	2,710,822
Cross Country Healthcare, Inc. (a)	14,184	157,584
Exagen, Inc. (a)	7,907	144,619
Five Star Senior Living, Inc. (a)	17,017	113,674
Fulgent Genetics, Inc. (a)(b)	13,402	1,357,087
Guardant Health, Inc. (a)	55,650	8,190,567
HealthEquity, Inc. (a)	43,050	3,545,168
Henry Schein, Inc. (a)	79,480	4,915,838
IMAC Holdings, Inc. (a)(b)	194,361	404,271
LHC Group, Inc. (a)	17,301	3,143,765
Magellan Health Services, Inc. (a)	12,857	1,199,815
Modivcare, Inc. (a)	7,758	995,041
National Research Corp. Class A	13,880	717,180
Ontrak, Inc. (a)(b)	10,232	603,074
Option Care Health, Inc. (a)	107,962	2,071,791
Patterson Companies, Inc.	55,685	1,729,576
Pennant Group, Inc. (a)	16,419	866,595
PetIQ, Inc. Class A (a)(b)	13,183	454,418
Precipio, Inc. (a)	9,820	23,961
Premier, Inc. (b)	69,814	2,361,109
Progenity, Inc. (b)	24,938	136,411
Progyny, Inc. (a)	48,053	2,022,551
Psychemedics Corp.	3,315	23,205
R1 RCM, Inc. (a)(b)	143,002	3,952,575
RadNet, Inc. (a)	29,653	546,801
Sharps Compliance Corp. (a)	8,144	103,592
SOC Telemed, Inc. Class A (a)	44,075	350,396
Star Equity Holdings, Inc. (a)	11,004	37,194
Surgery Partners, Inc. (a)	32,371	1,277,683
The Ensign Group, Inc.	29,552	2,423,855
The Joint Corp. (a)	10,509	418,363
Tivity Health, Inc. (a)	27,823	662,187
Viemed Healthcare, Inc. (a)	19,429	183,215
Vivos Therapeutics, Inc.	2,604	19,556
		65,116,521
Health Care Technology - 0.3%
Accolade, Inc. (a)	32,768	1,452,278
Allscripts Healthcare Solutions, Inc. (a)	84,902	1,310,038
Cerner Corp.	170,624	11,796,943
Certara, Inc.	84,137	2,915,347
Change Healthcare, Inc. (a)	169,163	3,868,758
Computer Programs & Systems, Inc.	10,872	341,924
GoodRx Holdings, Inc. (b)	22,891	1,019,107
Health Catalyst, Inc. (a)	21,831	1,058,585
HealthStream, Inc. (a)	11,322	263,803
HMS Holdings Corp. (a)	46,507	1,710,760
HTG Molecular Diagnostics (a)(b)	12,929	71,756
iCAD, Inc. (a)	15,927	294,490
Inovalon Holdings, Inc. Class A (a)	40,659	998,585
MTBC, Inc. (a)	13,011	125,946
NantHealth, Inc. (a)	52,489	200,508
Nextgen Healthcare, Inc. (a)	35,416	662,279
Omnicell, Inc. (a)	22,914	2,907,787
OptimizeRx Corp. (a)(b)	10,189	541,851
Renalytix AI PLC ADR (a)	2,429	55,381
Schrodinger, Inc.	33,244	3,406,845
SCWorx, Corp. (a)(b)	13,282	26,564
Simulations Plus, Inc.	10,258	735,704
Streamline Health Solutions, Inc. (a)	14,467	30,959
Tabula Rasa HealthCare, Inc. (a)(b)	13,654	553,670
Telemynd, Inc. (a)(c)	92	0
		36,349,868
Life Sciences Tools & Services - 1.0%
10X Genomics, Inc. (a)	44,443	7,910,410
AbCellera Biologics, Inc.	147,278	5,553,853
Adaptive Biotechnologies Corp. (a)	75,083	4,247,445
Berkeley Lights, Inc. (a)	35,347	2,190,454
Bio-Techne Corp.	21,462	7,762,591
Bioanalytical Systems, Inc. (a)	2,632	44,849
BioNano Genomics, Inc. (a)	152,942	1,488,126
Bruker Corp.	85,658	5,223,425
Champions Oncology, Inc. (a)	12,118	141,538
ChromaDex, Inc. (a)	43,892	611,416
Codexis, Inc. (a)	37,155	821,497
Compugen Ltd. (a)(b)	42,343	395,060
Fluidigm Corp. (a)(b)	37,771	173,747
Genetic Technologies Ltd. ADR (a)(b)	2,511	10,973
Harvard Bioscience, Inc. (a)	31,153	136,762
ICON PLC (a)	29,572	5,343,069
Illumina, Inc. (a)	81,281	35,715,684
ImmunoPrecise Antibodies Ltd. (a)(b)	6,816	91,607
Luminex Corp.	28,835	937,714
Maravai LifeSciences Holdings, Inc.	50,196	1,632,374
Medpace Holdings, Inc. (a)	19,797	3,215,627
Nanostring Technologies, Inc. (a)	23,996	1,674,681
NeoGenomics, Inc. (a)	60,599	3,088,731
Pacific Biosciences of California, Inc. (a)	105,520	3,225,746
Personalis, Inc. (a)	22,588	696,388
PPD, Inc.	194,825	6,830,565
PRA Health Sciences, Inc. (a)	36,038	5,312,362
PureTech Health PLC ADR (a)	566	29,489
Quanterix Corp. (a)	19,160	1,451,370
Sotera Health Co.	152,976	4,000,322
Syneos Health, Inc. (a)	57,664	4,460,310
		114,418,185
Pharmaceuticals - 1.0%
9 Meters Biopharma, Inc. (a)	116,420	193,257
A Menarini Industrie Farmaceut rights (a)(c)	32,407	11,328
Acasti Pharma, Inc. (a)	174,593	125,707
AcelRx Pharmaceuticals, Inc. (a)	69,185	130,068
Acer Therapeutics, Inc. (a)(b)	7,869	24,787
Aclaris Therapeutics, Inc. (a)	30,259	674,171
Adamis Pharmaceuticals Corp. (a)	103,311	115,708
Adial Pharmaceuticals, Inc. (a)	13,581	34,088
Aerie Pharmaceuticals, Inc. (a)(b)	28,131	517,329
Aerpio Pharmaceuticals, Inc. (a)	22,410	39,890
Agile Therapeutics, Inc. (a)(b)	61,745	177,208
Akari Therapeutics PLC sponsored ADR (a)	30,264	101,384
Alimera Sciences, Inc. (a)	5,507	44,441
Amphastar Pharmaceuticals, Inc. (a)	43,435	761,416
Amryt Pharma PLC ADR (a)	6,776	98,252
ANI Pharmaceuticals, Inc. (a)	9,565	278,342
ANI Pharmaceuticals, Inc. rights (a)(c)	1,389	0
Aphria, Inc. (a)	168,507	3,006,165
Aquestive Therapeutics, Inc. (a)	39,828	182,412
Artelo Biosciences, Inc. (a)(b)	60,877	112,014
Arvinas Holding Co. LLC (a)	26,953	2,110,420
Assertio Holdings, Inc. (a)	157,522	134,366
AstraZeneca PLC:
rights (a)(c)	3,011	0
sponsored ADR (b)	279,032	13,499,568
Atea Pharmaceuticals, Inc. (b)	49,490	3,729,566
Athira Pharma, Inc.	22,163	488,916
Auris Medical Holding AG (a)(b)	21,727	66,267
Avadel Pharmaceuticals PLC sponsored ADR (a)(b)	42,445	341,258
Avenue Therapeutics, Inc. (a)	12,483	58,670
Axsome Therapeutics, Inc. (a)	22,242	1,498,221
Aytu BioScience, Inc. (a)	8,687	66,629
Baudax Bio, Inc. (a)	21,330	28,796
Biodelivery Sciences International, Inc. (a)	89,535	376,047
Biondvax Pharmaceuticals Ltd. ADR (a)(b)	13,768	54,797
Calliditas Therapeutics AB ADR (a)(b)	5,831	163,676
Cara Therapeutics, Inc. (a)	49,325	905,114
Cassava Sciences, Inc. (a)	14,274	693,431
Cerecor, Inc. (a)	43,412	146,298
Chiasma, Inc. (a)	50,091	194,854
Citius Pharmaceuticals, Inc. (a)	31,000	62,930
Clearside Biomedical, Inc. (a)	38,079	126,041
Clever Leaves Holdings, Inc. (a)(b)	9,121	120,397
CNS Pharmaceuticals, Inc. (a)(b)	11,876	31,234
Cocrystal Pharma, Inc. (a)	39,771	62,440
Collegium Pharmaceutical, Inc. (a)(b)	24,854	586,306
Corcept Therapeutics, Inc. (a)	71,775	1,805,141
CorMedix, Inc. (a)	20,194	302,910
Cronos Group, Inc. (a)(b)	206,950	2,162,628
Cumberland Pharmaceuticals, Inc. (a)	11,327	38,512
CymaBay Therapeutics, Inc. (a)	58,261	279,653
Dova Pharmaceuticals, Inc. rights (a)(c)	23,572	12,729
Durect Corp. (a)	139,062	308,718
Elanco Animal Health, Inc. rights (a)(c)	45,364	0
Eloxx Pharmaceuticals, Inc.(a)	24,062	108,520
Endo International PLC (a)	139,231	1,104,102
Eton Pharmaceuticals, Inc. (a)	19,371	153,225
Evofem Biosciences, Inc. (a)	119,287	461,641
Evoke Pharma, Inc. (a)	26,645	78,603
Evolus, Inc. (a)(b)	20,358	246,535
EyeGate Pharmaceuticals, Inc. (a)	2,167	12,005
Eyenovia, Inc. (a)	18,093	107,291
Eyepoint Pharmaceuticals, Inc. (a)	16,085	173,879
Fulcrum Therapeutics, Inc. (a)	18,817	237,282
Graybug Vision, Inc.	12,609	253,189
GW Pharmaceuticals PLC ADR (a)	17,884	3,831,647
Harmony Biosciences Holdings, Inc. (a)	33,782	1,198,248
Harrow Health, Inc. (a)	25,863	198,369
Hepion Pharmaceuticals, Inc. (a)	19,726	37,085
Horizon Therapeutics PLC (a)	126,235	11,476,024
Hoth Therapeutics, Inc. (a)	2,601	6,112
Hutchison China Meditech Ltd. sponsored ADR (a)	35,339	1,015,643
IMARA, Inc.	11,348	142,871
InMed Pharmaceuticals, Inc. (a)(b)	4,383	19,198
Innoviva, Inc. (a)	78,418	896,318
Intra-Cellular Therapies, Inc. (a)	47,541	1,684,378
Iterum Therapeutics PLC (a)(b)	33,113	54,305
Jaguar Health, Inc. (a)	145,811	306,203
Jazz Pharmaceuticals PLC (a)	33,368	5,607,159
Kala Pharmaceuticals, Inc. (a)(b)	31,202	231,207
Kaleido Biosciences, Inc. (a)	22,138	197,692
KemPharm, Inc. (a)(b)	6,860	65,033
Landos Biopharma, Inc. (b)	18,662	251,564
Lexaria Bioscience Corp. (a)(b)	2,740	16,385
Lipocine, Inc. (a)	42,855	68,139
Liquidia Technologies, Inc. (a)	21,967	61,508
Lyra Therapeutics, Inc.	9,646	143,918
Marinus Pharmaceuticals, Inc. (a)(b)	20,303	306,778
MediWound Ltd. (a)	23,801	121,861
Milestone Pharmaceuticals, Inc. (a)	20,859	149,976
Nabriva Therapeutics PLC (a)	13,225	31,608
Nektar Therapeutics (a)	111,793	2,536,583
Neos Therapeutics, Inc. (a)	56,543	48,180
NGM Biopharmaceuticals, Inc. (a)	43,512	1,162,641
NLS Pharmaceutics Ltd. (a)	5,844	16,714
Novan, Inc. (a)	139,005	197,387
Ocular Therapeutix, Inc. (a)	42,919	787,134
Odonate Therapeutics, Inc. (a)	25,693	540,838
Omeros Corp. (a)(b)	40,138	800,352
Onconova Therapeutics, Inc. (a)	183,366	229,208
Opiant Pharmaceuticals, Inc. (a)	3,728	47,196
OptiNose, Inc. (a)	28,477	110,491
Oramed Pharmaceuticals, Inc. (a)(b)	16,957	151,087
Osmotica Pharmaceuticals PLC (a)(b)	40,948	155,602
Otonomy, Inc. (a)	34,460	100,451
Pacira Biosciences, Inc. (a)	28,148	2,068,878
PainReform Ltd.	5,250	34,073
Paratek Pharmaceuticals, Inc. (a)	29,676	221,976
Petros Pharmaceuticals, Inc. (a)(b)	6,734	22,424
Pharvaris BV	15,997	607,726
Phathom Pharmaceuticals, Inc. (a)	17,323	763,078
Phibro Animal Health Corp. Class A (b)	20,221	436,167
Pliant Therapeutics, Inc. (b)	21,561	713,453
Plx Pharma PLC/New (a)(b)	10,575	78,572
PolyPid Ltd. (a)	9,757	108,888
Processa Pharmaceuticals, Inc. (b)	2,966	33,872
ProPhase Labs, Inc. (a)(b)	7,224	55,336
Provention Bio, Inc. (a)	40,087	509,907
Pulmatrix, Inc. (a)	28,209	43,442
Purple Biotech Ltd. ADR (a)(b)	9,695	46,051
Qilian International Holding Group Ltd. (b)	23,641	130,026
Reata Pharmaceuticals, Inc. (a)	16,703	2,042,109
RedHill Biopharma Ltd. sponsored ADR (a)(b)	23,879	226,851
Relmada Therapeutics, Inc. (a)(b)	12,198	406,681
Revance Therapeutics, Inc. (a)	42,674	1,120,619
Reviva Pharmaceuticals Holdings, Inc. (a)(b)	3,238	29,822
Royalty Pharma PLC	223,526	10,409,606
Sanofi SA sponsored ADR	121,698	5,584,721
Satsuma Pharmaceuticals, Inc. (a)	6,576	37,352
scPharmaceuticals, Inc. (a)	18,268	134,818
SCYNEXIS, Inc. (a)(b)	7,435	57,844
Seelos Therapeutics, Inc. (a)	42,472	126,142
Seelos Therapeutics, Inc. rights (a)(b)(c)	2,932	0
SIGA Technologies, Inc. (a)	76,779	485,243
Sol-Gel Technologies Ltd. (a)(b)	13,406	119,313
Strongbridge Biopharma PLC (a)	39,901	125,289
Supernus Pharmaceuticals, Inc. (a)	34,171	918,175
Tarsus Pharmaceuticals, Inc. (a)	12,919	468,314
Teligent, Inc. (a)	12,439	11,020
Terns Pharmaceuticals, Inc.	14,756	334,223
TFF Pharmaceuticals, Inc. (a)	14,144	201,128
TherapeuticsMD, Inc. (a)	223,639	339,931
Theravance Biopharma, Inc. (a)	36,348	602,286
Tilray, Inc. Class 2 (a)(b)	90,867	2,213,520
Titan Pharmaceuticals, Inc. (a)(b)	19,257	63,741
Trevi Therapeutics, Inc. (a)	7,164	20,202
Tricida, Inc. (a)	34,018	173,832
Urovant Sciences Ltd. (a)	30,677	496,047
Vallon Pharamceuticals, Inc.	4,817	29,432
Verona Pharma PLC ADR (a)	7,472	68,219
Verrica Pharmaceuticals, Inc. (a)(b)	16,292	223,363
Viatris, Inc. (a)	686,768	10,198,505
Vyne Therapeutics, Inc. (a)(b)	30,249	225,658
WAVE Life Sciences (a)	32,769	308,356
Xeris Pharmaceuticals, Inc. (a)	33,663	183,463
Zogenix, Inc. (a)	35,750	758,258
Zynerba Pharmaceuticals, Inc. (a)(b)	14,127	63,501
		119,705,318

TOTAL HEALTH CARE		1,233,203,686

INDUSTRIALS - 3.6%
Aerospace & Defense - 0.1%
AeroVironment, Inc. (a)	13,397	1,474,742
AerSale Corp. (a)(b)	17,691	174,256
Astronics Corp. (a)	7,581	119,780
Astrotech Corp. (a)	82,461	180,590
Axon Enterprise, Inc. (a)	35,073	5,804,231
COMSovereign Holding Corp. (b)	23,151	76,398
EHang Holdings Ltd. ADR (a)(b)	10,194	472,288
Elbit Systems Ltd. (b)	25,855	3,285,136
Innovative Solutions & Support, Inc.	5,109	32,493
Kratos Defense & Security Solutions, Inc. (a)	69,457	1,910,068
Mercury Systems, Inc. (a)	29,515	1,929,100
PAE, Inc. (a)	54,512	445,363
RADA Electronic Industries Ltd. (a)	29,760	380,928
Sigma Labs, Inc. (a)(b)	14,199	51,116
TAT Technologies Ltd. (a)(b)	4,899	27,434
		16,363,923
Air Freight & Logistics - 0.2%
Air Transport Services Group, Inc. (a)(b)	32,945	874,360
Atlas Air Worldwide Holdings, Inc. (a)	13,595	749,492
C.H. Robinson Worldwide, Inc.	74,930	6,807,391
Echo Global Logistics, Inc. (a)	16,109	448,797
Expeditors International of Washington, Inc.	96,358	8,849,519
Forward Air Corp.	17,002	1,458,262
Hub Group, Inc. Class A (a)	18,343	1,056,190
		20,244,011
Airlines - 0.3%
Allegiant Travel Co.	9,270	2,337,801
American Airlines Group, Inc.	279,759	5,858,153
Hawaiian Holdings, Inc.	23,524	630,914
JetBlue Airways Corp. (a)	165,635	3,052,653
Mesa Air Group, Inc. (a)	19,225	234,545
Ryanair Holdings PLC sponsored ADR (a)	54,129	5,819,950
SkyWest, Inc.	30,293	1,707,616
United Airlines Holdings, Inc. (a)(b)	160,258	8,442,391
		28,084,023
Building Products - 0.1%
AAON, Inc. (b)	28,630	2,207,373
American Woodmark Corp. (a)	10,045	938,303
Antelope Enterprise Holdings L (a)(b)	14,016	44,851
Apogee Enterprises, Inc.	16,233	607,114
Applied UV, Inc. (b)	2,063	21,847
Builders FirstSource, Inc. (a)	116,849	5,055,472
Caesarstone Sdot-Yam Ltd.	12,795	161,345
CSW Industrials, Inc.	8,014	1,006,318
DIRTT Environmental Solutions Ltd. (a)(b)	30,824	69,046
Gibraltar Industries, Inc. (a)	18,047	1,576,405
Insteel Industries, Inc.	13,739	424,260
UFP Industries, Inc.	32,017	1,953,037
		14,065,371
Commercial Services & Supplies - 0.5%
Aqua Metals, Inc. (a)(b)	31,025	147,059
Casella Waste Systems, Inc. Class A (a)	26,160	1,515,187
CECO Environmental Corp. (a)	21,695	177,899
China Customer Relations Centers, Inc. (a)(b)	11,412	53,408
China Recycling Energy Corp. (a)	8,631	72,328
Cimpress PLC (a)	14,270	1,413,872
Cintas Corp.	58,203	18,877,561
Copart, Inc. (a)	131,971	14,405,954
Driven Brands Holdings, Inc.	92,313	2,630,921
Fuel Tech, Inc. (a)	7,428	26,147
Healthcare Services Group, Inc.	42,504	1,209,239
Heritage-Crystal Clean, Inc. (a)	16,229	425,524
Herman Miller, Inc.	33,262	1,275,764
Hudson Technologies, Inc. (a)	45,365	65,779
Interface, Inc.	34,980	434,452
Kimball International, Inc. Class B	14,231	184,149
Matthews International Corp. Class A	10,854	387,488
McGrath RentCorp.	12,871	999,562
Odyssey Marine Exploration, Inc. (a)	6,411	46,287
Performant Financial Corp. (a)	18,872	25,477
Perma-Fix Environmental Services, Inc. (a)	7,647	53,223
PICO Holdings, Inc. (a)	19,423	177,526
Recycling Asset Holdings, Inc. (a)(c)	694	24
SP Plus Corp. (a)	18,370	608,966
Stericycle, Inc. (a)	50,813	3,296,239
Tetra Tech, Inc.	29,534	4,086,620
TOMI Environmental Solutions, Inc. (a)(b)	4,631	19,635
U.S. Ecology, Inc. (a)	11,721	447,859
Virco Manufacturing Co. (a)	950	2,945
VSE Corp.	7,604	293,210
		53,360,304
Construction & Engineering - 0.1%
Aegion Corp. (a)	16,174	418,098
Concrete Pumping Holdings, Inc. (a)	19,077	117,514
Construction Partners, Inc. Class A (a)	16,492	477,278
Great Lakes Dredge & Dock Corp. (a)	35,442	538,364
IES Holdings, Inc. (a)	11,098	508,732
Infrastructure and Energy Alternatives, Inc. (a)	11,087	184,820
iSun, Inc. (a)(b)	1,418	19,427
Limbach Holdings, Inc. (a)	6,648	81,637
Matrix Service Co. (a)	8,695	117,991
MYR Group, Inc. (a)	11,190	659,651
Northwest Pipe Co. (a)	7,428	252,775
NV5 Global, Inc. (a)	7,172	740,581
Orbital Energy Group, Inc. (a)(b)	30,446	188,765
Primoris Services Corp.	28,950	968,957
Sterling Construction Co., Inc. (a)	15,145	345,003
Willscot Mobile Mini Holdings (a)	126,260	3,501,190
		9,120,783
Electrical Equipment - 0.3%
Advent Technologies Holdings, Inc. Class A (a)(b)	16,913	231,539
Allied Motion Technologies, Inc.	6,381	309,734
American Superconductor Corp. (a)(b)	13,822	328,825
Asia Pacific Wire & Cable Corp. Ltd. (a)(b)	92,965	503,870
Ballard Power Systems, Inc. (a)	144,960	4,032,787
Beam Global (a)(b)	3,564	150,187
Broadwind, Inc. (a)	9,566	66,866
Capstone Turbine Corp. (a)(b)	2,102	17,531
CBAK Energy Technology, Inc. (a)(b)	41,145	243,578
Encore Wire Corp.	10,986	719,913
Energous Corp. (a)(b)	18,639	81,266
Energy Focus, Inc. (a)(b)	617	3,202
Eos Energy Enterprises, Inc. (a)(b)	29,970	637,162
Flux Power Holdings, Inc. (b)	6,183	79,637
FuelCell Energy, Inc. (a)(b)	162,815	2,758,086
Fusion Fuel Green PLC Class A (a)(b)	3,405	52,369
Ideal Power, Inc. (a)(b)	917	15,745
LSI Industries, Inc.	17,145	154,648
Ocean Power Technologies, Inc. (a)(b)	22,341	81,991
Orion Energy Systems, Inc. (a)	14,347	120,515
Pioneer Power Solutions, Inc. (a)(b)	9,793	59,052
Plug Power, Inc. (a)(b)	279,600	13,527,048
Polar Power, Inc. (a)(b)	9,944	127,780
Powell Industries, Inc.	6,368	198,236
Preformed Line Products Co.	3,095	227,049
Shoals Technologies Group, Inc.	49,366	1,610,319
Sunrun, Inc. (a)	109,745	6,867,842
Sunworks, Inc. (a)	12,427	163,912
TPI Composites, Inc. (a)(b)	19,333	921,411
Ultralife Corp. (a)	12,841	87,447
Vicor Corp. (a)	17,324	1,706,241
		36,085,788
Industrial Conglomerates - 0.1%
Icahn Enterprises LP	125,863	8,040,128
Raven Industries, Inc.	16,230	636,216
		8,676,344
Machinery - 0.5%
Agrify Corp. (b)	5,127	65,728
Altra Industrial Motion Corp.	36,081	2,089,812
Astec Industries, Inc.	13,995	950,540
Blue Bird Corp. (a)	16,718	406,415
Columbus McKinnon Corp. (NY Shares)	12,799	644,302
Commercial Vehicle Group, Inc. (a)	21,200	194,828
Eastern Co.	4,547	115,949
Energy Recovery, Inc. (a)	35,074	617,302
ExOne Co. (a)(b)	14,851	506,419
Franklin Electric Co., Inc.	25,745	1,932,420
FreightCar America, Inc. (a)	31,571	107,184
Gencor Industries, Inc. (a)	8,433	119,749
Greenland Technologies Holding Corp. (a)(b)	5,467	65,877
GreenPower Motor Co., Inc. (a)	11,083	270,204
Helios Technologies, Inc.	18,734	1,225,204
Hurco Companies, Inc.	4,416	138,795
Hydrofarm Holdings Group, Inc. (b)	17,268	1,096,173
Kornit Digital Ltd. (a)(b)	22,462	2,541,126
L.B. Foster Co. Class A (a)	5,419	91,852
Lincoln Electric Holdings, Inc.	32,763	3,869,638
LiqTech International, Inc. (a)	14,828	164,146
Manitex International, Inc. (a)	14,236	107,055
Middleby Corp. (a)	30,926	4,527,876
Nikola Corp. (a)(b)	212,924	3,853,924
Nisun International Enterprise (a)(b)	9,549	157,272
NN, Inc. (a)	14,909	91,094
Nordson Corp.	32,207	6,196,949
Omega Flex, Inc. (b)	5,646	973,935
PACCAR, Inc.	192,156	17,484,274
Park-Ohio Holdings Corp.	5,074	164,042
Perma-Pipe International Holdings, Inc. (a)	5,390	35,628
RBC Bearings, Inc. (a)	13,782	2,743,445
Taylor Devices, Inc. (a)	1,759	19,472
The Shyft Group, Inc.	21,618	711,016
TriMas Corp. (a)	25,565	858,728
Twin Disc, Inc. (a)	9,749	80,624
voxeljet AG ADR (a)	2,769	47,073
Westport Fuel Systems, Inc. (a)(b)	72,395	678,341
Woodward, Inc.	35,282	4,029,910
		59,974,321
Marine - 0.0%
Capital Product Partners LP	7,939	76,135
Castor Maritime, Inc. (a)(b)	459,572	459,112
Eagle Bulk Shipping, Inc. (a)(b)	7,191	210,984
EuroDry Ltd. (a)(b)	38,923	293,479
Euroseas Ltd. (a)(b)	2,629	18,797
Globus Maritime Ltd. (a)(b)	14,246	75,789
Golden Ocean Group Ltd. (b)	72,309	441,085
Grindrod Shipping Holdings Ltd. (a)(b)	5,040	30,845
Navios Maritime Containers LP (a)	14,453	97,991
Performance Shipping, Inc.	49,695	293,201
Pyxis Tankers, Inc. (a)(b)	63,006	78,758
Seanergy Martime Holdings Corp. (a)(b)	22,438	25,579
Star Bulk Carriers Corp.	42,527	598,780
		2,700,535
Professional Services - 0.4%
51job, Inc. sponsored ADR (a)	21,808	1,430,605
Acacia Research Corp. (a)	26,315	186,837
ATIF Holdings Ltd. (a)(b)	26,801	39,129
Atlas Technical Consultants, Inc. (a)	3,073	29,808
Barrett Business Services, Inc.	3,985	283,732
China Index Holdings Ltd. ADR (a)	30,315	65,177
CoStar Group, Inc. (a)	22,003	18,125,191
CRA International, Inc.	4,701	259,354
DLH Holdings Corp. (a)	3,039	30,815
Exponent, Inc.	28,075	2,708,395
Forrester Research, Inc. (a)	10,756	485,956
Headhunter Group PLC ADR (b)	11,775	409,652
Heidrick & Struggles International, Inc.	8,594	308,439
Hirequest, Inc.	2,859	42,914
Hudson Global, Inc. (a)	1,375	20,336
Huron Consulting Group, Inc. (a)	10,437	531,243
ICF International, Inc.	12,144	1,013,417
Kelly Services, Inc. Class A (non-vtg.)	25,223	525,143
Kforce, Inc.	10,845	556,891
Lightbridge Corp. (a)(b)	11,392	73,934
RCM Technologies, Inc. (a)	4,323	17,162
Red Violet, Inc. (a)	8,743	202,838
Rekor Systems, Inc. (a)	16,486	254,874
Resources Connection, Inc.	22,810	291,056
ShiftPixy, Inc. (a)	8,773	26,319
Upwork, Inc. (a)	67,705	3,647,945
Verisk Analytics, Inc.	90,745	14,868,568
Willdan Group, Inc. (a)	7,660	335,968
		46,771,698
Road & Rail - 0.8%
AMERCO	11,131	6,397,208
ArcBest Corp.	12,222	720,976
Avis Budget Group, Inc. (a)	38,061	2,114,289
Covenant Transport Group, Inc. Class A (a)(b)	2,880	52,358
CSX Corp.	427,073	39,098,533
Daseke, Inc. (a)(b)	30,431	167,979
Ezgo Technologies Ltd. (b)	2,944	21,933
Heartland Express, Inc.	30,464	554,445
HyreCar, Inc. (a)	8,351	85,932
J.B. Hunt Transport Services, Inc.	58,733	8,626,116
Landstar System, Inc.	21,474	3,438,846
Lyft, Inc. (a)	171,929	9,576,445
Marten Transport Ltd.	47,473	768,113
MingZhu Logistics Holdings Ltd. (b)	5,623	47,683
Old Dominion Freight Lines, Inc.	65,180	13,998,709
P.A.M. Transportation Services, Inc. (a)	3,501	203,023
Patriot Transportation Holding, Inc.	1,759	18,505
Saia, Inc. (a)	14,496	2,906,883
Td Holdings, Inc. (a)(b)	38,567	95,260
U.S.A. Truck, Inc. (a)	5,235	72,767
Universal Logistics Holdings, Inc.	18,181	425,617
Werner Enterprises, Inc.	37,001	1,588,083
Yellow Corp. (a)	25,553	152,551
		91,132,254
Trading Companies & Distributors - 0.2%
Beacon Roofing Supply, Inc. (a)	38,674	1,849,777
Code Chain New Continent Ltd. (a)(b)	14,070	98,490
DXP Enterprises, Inc. (a)	5,927	178,047
Fastenal Co.	317,707	14,732,074
General Finance Corp. (a)	19,681	198,581
H&E Equipment Services, Inc.	22,566	697,966
Houston Wire & Cable Co. (a)	7,080	28,886
Huttig Building Products, Inc. (a)(b)	17,487	69,598
Lawson Products, Inc. (a)	5,086	269,558
Rush Enterprises, Inc.:
Class A	24,910	1,056,931
Class B	6,706	254,493
Titan Machinery, Inc. (a)	11,661	285,695
Transcat, Inc. (a)	4,527	202,945
Willis Lease Finance Corp. (a)	3,842	124,097
		20,047,138
Transportation Infrastructure - 0.0%
Grupo Aeroportuario Norte S.A.B. de CV ADR (a)	3,913	181,798
Sino-Global Shipping America Ltd. (a)(b)	11,251	72,681
		254,479

TOTAL INDUSTRIALS		406,880,972

INFORMATION TECHNOLOGY - 41.6%
Communications Equipment - 1.2%
Acacia Communications, Inc. (a)	22,807	2,622,577
ADTRAN, Inc.	22,165	373,259
Applied Optoelectronics, Inc. (a)	30,567	285,037
AudioCodes Ltd.	17,081	486,638
Aviat Networks, Inc. (a)	3,224	197,728
CalAmp Corp. (a)	13,453	150,270
Cambium Networks Corp. (a)	13,989	591,595
Casa Systems, Inc. (a)	40,925	335,994
Ceragon Networks Ltd. (a)(b)	40,973	180,281
Cisco Systems, Inc.	2,348,367	105,371,227
Clearfield, Inc. (a)	10,645	345,004
ClearOne, Inc. (a)	10,289	33,131
CommScope Holding Co., Inc. (a)	107,936	1,574,786
Communications Systems, Inc.	4,332	22,960
Comtech Telecommunications Corp. (b)	8,219	220,927
Digi International, Inc. (a)	19,090	445,942
DZS, Inc. (a)	11,703	194,738
EchoStar Holding Corp. Class A (a)	23,662	537,127
EMCORE Corp. (a)	20,355	138,210
Ericsson (B Shares) sponsored ADR	223,102	2,795,468
EXFO, Inc. (sub. vtg.) (a)	13,715	58,628
Extreme Networks, Inc. (a)	74,433	682,551
F5 Networks, Inc. (a)	33,902	6,440,702
Genasys, Inc. (a)	20,513	140,924
Gilat Satellite Networks Ltd.	25,767	359,965
Harmonic, Inc. (a)	60,290	466,946
Infinera Corp. (a)	109,028	1,071,200
Inseego Corp. (a)(b)	51,827	756,156
Ituran Location & Control Ltd.	10,985	238,155
KVH Industries, Inc. (a)	10,763	147,023
Lantronix, Inc. (a)	15,008	70,237
Lumentum Holdings, Inc. (a)	41,861	3,767,490
NETGEAR, Inc. (a)	20,652	826,080
NetScout Systems, Inc. (a)	42,235	1,191,872
Ondas Holdings, Inc. (b)	9,294	115,896
PC-Tel, Inc.	11,312	85,519
Radcom Ltd. (a)(b)	13,668	135,997
Radware Ltd. (a)	27,517	717,093
Resonant, Inc. (a)	25,234	128,946
Ribbon Communications, Inc. (a)	76,829	663,803
Sierra Wireless, Inc. (a)(b)	16,339	274,822
Silicom Ltd. (a)	4,848	246,618
Siyata Mobile, Inc. (a)(b)	5,656	65,610
Tessco Technologies, Inc.	10,061	70,528
UTStarcom Holdings Corp. (a)	65,013	104,671
ViaSat, Inc. (a)(b)	36,533	1,868,298
Viavi Solutions, Inc. (a)	136,569	2,210,369
Vislink Technologies, Inc. (a)(b)	9,365	30,343
Westell Technologies, Inc. Class A (a)(b)	5,356	4,321
		139,843,662
Electronic Equipment & Components - 0.9%
908 Devices, Inc.	14,271	759,074
Airgain, Inc. (a)	3,450	80,799
Akoustis Technologies, Inc. (a)	20,020	286,086
Applied DNA Sciences, Inc. (a)	2,126	19,028
Avnet, Inc.	51,038	1,943,017
Bel Fuse, Inc.:
Class A	1,125	18,799
Class B (non-vtg.)	5,258	93,330
CDW Corp.	78,824	12,366,697
Cemtrex, Inc. (a)	30,161	56,099
ClearSign Combustion Corp. (a)	16,057	75,950
Coda Octopus Group, Inc. (a)(b)	2,615	19,613
Cognex Corp.	97,344	8,039,641
Coherent, Inc. (a)	13,614	3,293,771
CPS Technologies Corp. (a)(b)	6,351	125,686
Daktronics, Inc.	31,984	173,033
Data I/O Corp. (a)	15,054	77,829
Deswell Industries, Inc.	1,758	6,399
Digital Ally, Inc. (a)(b)	9,617	18,465
ePlus, Inc. (a)	6,332	598,754
FARO Technologies, Inc. (a)	11,137	1,040,864
Flex Ltd. (a)	276,831	5,035,556
FLIR Systems, Inc.	71,353	3,810,250
Frequency Electronics, Inc. (a)	5,274	62,444
Hollysys Automation Technologies Ltd.	27,651	416,424
Identiv, Inc. (a)	9,058	100,906
II-VI, Inc. (a)	58,179	4,904,490
Insight Enterprises, Inc. (a)	18,607	1,555,359
Intellicheck, Inc. (a)	10,166	123,720
IPG Photonics Corp. (a)	29,771	6,768,437
Iteris, Inc. (a)(b)	22,008	121,264
Itron, Inc. (a)	22,736	2,665,569
KEY Tronic Corp. (a)	6,057	49,789
Kimball Electronics, Inc. (a)	15,945	374,389
LightPath Technologies, Inc. Class A (a)(b)	12,016	47,463
Littelfuse, Inc.	13,205	3,436,205
Luna Innovations, Inc. (a)	21,826	256,237
Magal Security Systems Ltd. (b)	12,188	58,015
MicroVision, Inc. (a)	80,857	1,202,344
MICT, Inc. (a)	25,311	66,568
MTS Systems Corp.	10,864	634,023
Napco Security Technolgies, Inc. (a)	11,834	368,392
National Instruments Corp.	72,002	3,196,889
Neonode, Inc. (a)	1,574	12,387
nLIGHT, Inc. (a)	23,656	901,767
Novanta, Inc. (a)	19,216	2,542,853
OSI Systems, Inc. (a)	9,520	900,782
PC Connection, Inc.	15,743	724,335
Plexus Corp. (a)	16,687	1,401,374
Powerfleet, Inc. (a)	19,674	154,834
Research Frontiers, Inc. (a)(b)	18,055	72,762
Richardson Electronics Ltd.	7,825	49,063
Sanmina Corp. (a)	43,033	1,532,835
ScanSource, Inc. (a)	11,075	314,973
SGOCO Technology Ltd. (a)(b)	39,247	65,542
SMTC Corp. (a)	7,358	42,971
Supercom Ltd. (a)(b)	8,931	12,593
Trimble, Inc. (a)	138,827	10,292,634
TTM Technologies, Inc. (a)	78,877	1,113,743
Velodyne Lidar, Inc. (a)(b)	94,597	1,389,630
Wayside Technology Group, Inc.	3,243	66,482
Wrap Technologies, Inc. (a)(b)	16,175	85,081
Zebra Technologies Corp. Class A (a)	29,602	14,784,127
		100,808,435
IT Services - 3.8%
21Vianet Group, Inc. ADR (a)(b)	58,070	2,116,071
Affirm Holdings, Inc. (b)	71,960	6,696,598
Akamai Technologies, Inc. (a)	90,044	8,509,158
Alithya Group, Inc. (a)	7,624	16,620
ALJ Regional Holdings, Inc. (a)	36,145	53,133
Amdocs Ltd.	77,559	5,879,748
American Virtual Cloud Technologies, Inc. (a)	11,030	74,122
Automatic Data Processing, Inc.	239,012	41,592,868
BigCommerce Holdings, Inc. (a)(b)	34,763	2,054,841
Brightcove, Inc. (a)	29,726	647,432
Cardtronics PLC (a)	24,580	947,559
Cass Information Systems, Inc.	9,021	388,625
Chindata Group Holdings Ltd. ADR (a)(b)	19,693	465,739
CLPS, Inc. (a)	5,050	29,644
Cognizant Technology Solutions Corp. Class A	297,947	21,893,146
Computer Task Group, Inc. (a)	19,062	158,596
Concentrix Corp. (a)	28,800	3,557,088
Conduent, Inc. (a)	118,323	636,578
Crexendo, Inc. (a)(b)	4,855	28,499
CSG Systems International, Inc.	17,233	795,303
CSP, Inc.	2,765	23,198
Enveric Biosciences, Inc. (a)(b)	6,768	23,147
Euronet Worldwide, Inc. (a)	29,108	4,375,223
EVO Payments, Inc. Class A (a)	23,610	601,111
Exela Technologies, Inc. (a)	17,608	38,033
ExlService Holdings, Inc. (a)	18,501	1,565,555
Fiserv, Inc. (a)	373,404	43,079,619
Formula Systems (1985) Ltd. ADR (b)	389	30,914
GDS Holdings Ltd. ADR (a)(b)	62,118	6,345,975
GreenSky, Inc. Class A (a)	36,215	192,664
Grid Dynamics Holdings, Inc. (a)	36,465	543,693
Hackett Group, Inc.	16,264	254,044
i3 Verticals, Inc. Class A (a)	11,599	385,087
IBEX Ltd. (a)	8,496	186,997
Information Services Group, Inc. (a)	25,958	94,487
Innodata, Inc. (a)	9,369	54,809
Inpixon (a)(b)	51,648	65,593
International Money Express, Inc. (a)	22,487	331,234
Jack Henry & Associates, Inc.	41,876	6,216,073
Kingsoft Cloud Holdings Ltd. ADR	29,493	1,736,548
Limelight Networks, Inc. (a)(b)	65,096	212,864
ManTech International Corp. Class A	15,383	1,202,335
Marathon Patent Group, Inc. (a)(b)	29,080	876,762
MoneyGram International, Inc. (a)	37,482	250,005
MongoDB, Inc. Class A (a)	32,675	12,610,263
Net 1 UEPS Technologies, Inc. (a)(b)	22,676	121,090
NIC, Inc.	37,287	1,294,232
Okta, Inc. (a)	66,571	17,404,988
Paya Holdings, Inc. (a)	58,516	705,703
Paychex, Inc.	200,246	18,236,403
PayPal Holdings, Inc. (a)	652,424	169,532,376
Paysign, Inc. (a)(b)	19,529	88,466
Perficient, Inc. (a)(b)	17,809	991,783
PFSweb, Inc. (a)	13,692	96,118
PRGX Global, Inc. (a)	16,378	124,964
Priority Technology Holdings, Inc. (a)	35,225	319,843
QIWI PLC Class B sponsored ADR (b)	18,170	194,237
Rackspace Technology, Inc. (a)	110,205	2,316,509
Repay Holdings Corp. (a)	43,394	945,989
Sabre Corp.	173,340	2,546,365
ServiceSource International, Inc. (a)	61,161	98,163
Steel Connect, Inc. (a)	32,364	55,666
StoneCo Ltd. Class A (a)	126,471	10,852,477
Sykes Enterprises, Inc. (a)	22,354	913,384
Taoping, Inc. (a)(b)	3,739	31,295
Ttec Holdings, Inc.	25,710	2,163,239
Tucows, Inc. (a)	6,556	518,055
U.S.A. Technologies, Inc. (a)	31,951	330,693
Usio, Inc. (a)	11,199	70,218
VeriSign, Inc. (a)	63,212	12,265,024
Verra Mobility Corp. (a)(b)	84,382	1,202,444
Wix.com Ltd. (a)	30,984	10,800,093
		432,057,418
Semiconductors & Semiconductor Equipment - 10.4%
ACM Research, Inc. (a)	8,997	874,149
Advanced Energy Industries, Inc.	21,417	2,237,006
Advanced Micro Devices, Inc. (a)	669,571	56,585,445
Allegro MicroSystems LLC (a)	104,528	2,732,362
Alpha & Omega Semiconductor Ltd. (a)	13,400	471,546
Ambarella, Inc. (a)	18,576	2,089,614
Amkor Technology, Inc.	131,915	3,151,449
Amtech Systems, Inc. (a)	9,588	91,949
Analog Devices, Inc.	204,491	31,863,788
Applied Materials, Inc.	508,372	60,084,487
Array Technologies, Inc.	70,448	2,612,212
ASML Holding NV	42,513	24,108,697
Atomera, Inc. (a)	16,634	465,419
Axcelis Technologies, Inc. (a)	20,252	746,691
AXT, Inc. (a)	21,623	279,585
Broadcom, Inc.	225,254	105,840,097
Brooks Automation, Inc.	40,637	3,379,373
Camtek Ltd. (a)	23,975	661,710
Canadian Solar, Inc. (a)(b)	33,568	1,575,346
Ceva, Inc. (a)	12,199	746,945
ChipMOS TECHNOLOGIES, Inc. sponsored ADR	5,716	154,904
Cirrus Logic, Inc. (a)	32,816	2,683,692
CMC Materials, Inc.	15,728	2,681,624
Cohu, Inc.	26,067	1,132,611
Cree, Inc. (a)	61,278	6,952,602
CVD Equipment Corp. (a)	4,263	21,017
CyberOptics Corp. (a)	5,253	140,518
Diodes, Inc. (a)	27,956	2,195,105
DSP Group, Inc. (a)	16,168	251,736
Enphase Energy, Inc. (a)	70,402	12,394,976
Entegris, Inc.	75,149	7,906,426
Everspin Technologies, Inc. (a)	13,033	73,897
First Solar, Inc. (a)	58,589	4,746,881
FormFactor, Inc. (a)	41,276	1,872,692
GSI Technology, Inc. (a)	15,609	114,570
Himax Technologies, Inc. sponsored ADR (a)	65,885	887,471
Ichor Holdings Ltd. (a)	13,762	588,463
Impinj, Inc. (a)(b)	13,149	841,142
Inphi Corp. (a)	28,902	4,756,980
Intel Corp.	2,279,018	138,518,714
KLA Corp.	85,964	26,754,576
Kopin Corp. (a)	46,055	385,020
Kulicke & Soffa Industries, Inc.	36,135	1,801,691
Lam Research Corp.	80,170	45,471,622
Lattice Semiconductor Corp. (a)	75,683	3,641,866
MACOM Technology Solutions Holdings, Inc. (a)	38,228	2,459,972
Marvell Technology Group Ltd.	372,993	18,008,102
Maxeon Solar Technologies Ltd. (a)(b)	16,881	568,383
Maxim Integrated Products, Inc.	147,134	13,708,475
Microchip Technology, Inc.	144,506	22,055,951
Micron Technology, Inc. (a)	619,643	56,715,924
MKS Instruments, Inc.	30,175	4,975,858
Monolithic Power Systems, Inc.	25,114	9,405,695
Nova Measuring Instruments Ltd. (a)(b)	15,378	1,291,752
NVE Corp.	2,373	167,225
NVIDIA Corp.	344,629	189,056,577
NXP Semiconductors NV	155,440	28,375,572
O2Micro International Ltd. sponsored ADR (a)	16,202	125,566
ON Semiconductor Corp. (a)	229,144	9,227,629
PDF Solutions, Inc. (a)(b)	23,680	434,765
Photronics, Inc. (a)	36,838	438,741
Pixelworks, Inc. (a)	37,111	133,228
Power Integrations, Inc.	32,082	2,835,086
Qorvo, Inc. (a)	63,623	11,116,847
Qualcomm, Inc.	629,550	85,738,415
QuickLogic Corp. (a)	5,932	52,795
Rambus, Inc. (a)(b)	63,437	1,330,908
Rubicon Technology, Inc. (a)	443	4,479
SemiLEDs Corp. (a)(b)	5,650	29,154
Semtech Corp. (a)	36,094	2,646,051
Silicon Laboratories, Inc. (a)	23,695	3,690,259
Silicon Motion Technology Corp. sponsored ADR	18,403	1,093,874
SiTime Corp. (a)	9,292	905,320
Skyworks Solutions, Inc.	92,272	16,407,807
SMART Global Holdings, Inc. (a)	12,953	604,776
SolarEdge Technologies, Inc. (a)	28,459	8,489,604
SPI Energy Co. Ltd. sponsored ADR (a)	9,806	87,371
Summit Wireless Technologies, Inc. (a)(b)	68,570	223,538
SunPower Corp. (a)(b)	94,323	3,279,611
Synaptics, Inc. (a)	19,041	2,552,065
Teradyne, Inc.	92,076	11,841,894
Texas Instruments, Inc.	510,589	87,959,167
Tower Semiconductor Ltd. (a)	62,102	1,825,178
Ultra Clean Holdings, Inc. (a)	21,918	1,016,557
Universal Display Corp.	26,206	5,547,548
Veeco Instruments, Inc. (a)	28,870	620,705
Xilinx, Inc.	135,823	17,697,737
		1,192,314,827
Software - 14.8%
2U, Inc. (a)	39,896	1,581,078
Absolute Software Corp.	21,054	319,810
ACI Worldwide, Inc. (a)	64,083	2,451,816
Adobe, Inc. (a)	267,372	122,902,887
Agilysys, Inc. (a)	15,296	911,489
Agora, Inc. ADR (a)(b)	12,051	733,544
Alarm.com Holdings, Inc. (a)	27,342	2,402,815
Allot Ltd. (a)	21,262	309,362
Altair Engineering, Inc. Class A (a)	23,917	1,473,048
American Software, Inc. Class A	20,292	409,898
ANSYS, Inc. (a)	47,616	16,236,580
AppFolio, Inc. (a)	9,740	1,597,555
Appian Corp. Class A (a)(b)	21,021	3,613,510
Aspen Technology, Inc. (a)	37,730	5,678,742
Asure Software, Inc. (a)	12,380	96,440
Atlassian Corp. PLC (a)	73,604	17,495,671
AudioEye, Inc. (a)	4,910	154,960
Aurora Mobile Ltd. ADR (a)(b)	19,119	102,095
Autodesk, Inc. (a)	122,090	33,696,840
Aware, Inc. (a)	13,849	61,490
Benefitfocus, Inc. (a)	12,107	184,026
Bentley Systems, Inc. Class B (b)	138,296	6,134,811
Bio-Key International, Inc. (a)	10,259	41,857
Blackbaud, Inc.	30,185	2,077,332
BlackLine, Inc. (a)	31,587	3,917,420
Bottomline Technologies, Inc. (a)	24,745	1,110,556
BSQUARE Corp. (a)	7,925	38,040
BTRS Holdings, Inc. (a)(b)	74,953	1,266,706
Cadence Design Systems, Inc. (a)	155,540	21,945,139
CDK Global, Inc.	65,705	3,294,449
Cerence, Inc. (a)(b)	20,732	2,305,813
Check Point Software Technologies Ltd. (a)	77,437	8,536,655
Citrix Systems, Inc.	68,258	9,117,904
Cleanspark, Inc. (a)(b)	13,030	311,808
Cognyte Software Ltd. (a)	35,965	1,038,310
Color Star Technology Co. Ltd. (a)(b)	70,094	64,486
CommVault Systems, Inc. (a)	26,788	1,707,199
Cornerstone OnDemand, Inc. (a)	36,694	1,853,781
CounterPath Corp. (a)	5,042	17,597
Coupa Software, Inc. (a)	38,154	13,211,204
Crowdstrike Holdings, Inc. (a)	102,810	22,206,960
CyberArk Software Ltd. (a)	20,937	3,074,180
Cyren Ltd. (a)(b)	13,132	11,942
Datadog, Inc. Class A (a)	115,788	11,047,333
Datasea, Inc. (a)	10,484	36,379
Descartes Systems Group, Inc. (a)	46,762	2,738,383
Digimarc Corp. (a)(b)	8,187	299,562
Digital Turbine, Inc. (a)	49,646	4,099,270
Docebo, Inc.	17,300	753,242
DocuSign, Inc. (a)	103,006	23,347,340
Domo, Inc. Class B (a)	15,133	964,426
Dropbox, Inc. Class A (a)	171,650	3,869,849
Duck Creek Technologies, Inc. (a)(b)	73,858	3,493,483
Ebix, Inc. (b)	21,663	528,144
eGain Communications Corp. (a)	19,235	223,511
Everbridge, Inc. (a)	19,443	2,979,251
Evolving Systems, Inc. (a)	8,488	23,851
FireEye, Inc. (a)(b)	124,474	2,404,838
Five9, Inc. (a)	36,655	6,789,972
Fortinet, Inc. (a)	90,265	15,241,245
GTY Technology Holdings, Inc. (a)	38,628	283,143
Ideanomics, Inc. (a)(b)	137,847	439,732
InterDigital, Inc.	18,354	1,163,093
Intrusion, Inc. (a)(b)	8,678	211,570
Intuit, Inc.	146,411	57,120,788
j2 Global, Inc. (a)(b)	24,878	2,770,912
Jamf Holding Corp. (a)	63,149	2,361,773
JFrog Ltd. (b)	50,912	2,723,283
Kaspien Holdings, Inc. (a)	477	15,216
LivePerson, Inc. (a)	36,233	2,377,609
Magic Software Enterprises Ltd.	32,843	512,679
Manhattan Associates, Inc. (a)	35,666	4,385,135
Marin Software, Inc. (a)(b)	14,390	28,636
Materialise NV ADR (a)(b)	10,543	479,812
McAfee Corp. (b)	84,949	1,758,444
Mercurity Fintech Holding, Inc. sponsored ADR (a)(b)	3,066	22,566
Microsoft Corp.	4,207,900	977,831,802
MicroStrategy, Inc. Class A (a)(b)	4,237	3,179,487
Mimecast Ltd. (a)	34,389	1,474,600
Mitek Systems, Inc. (a)	28,300	432,424
MMTEC, Inc. (a)	12,794	36,335
nCino, Inc. (a)	51,849	3,545,435
Net Element International, Inc. (a)	2,849	29,288
NetSol Technologies, Inc. (a)	6,495	29,552
NICE Systems Ltd. sponsored ADR (a)(b)	27,143	6,230,404
NortonLifeLock, Inc.	324,973	6,340,223
Nuance Communications, Inc. (a)	157,366	7,018,524
Nutanix, Inc. Class A (a)(b)	103,937	3,147,732
NXT-ID, Inc. (a)	34,241	56,498
Oblong, Inc. (a)	8,517	35,005
Onespan, Inc. (a)	24,175	564,728
Open Text Corp.	156,775	6,982,561
Opera Ltd. ADR (a)	16,766	202,198
Park City Group, Inc. (a)	11,886	72,267
Paylocity Holding Corp. (a)	30,228	5,779,291
Pegasystems, Inc.	44,837	5,934,177
Phunware, Inc. (a)	66,871	120,368
Pluralsight, Inc. (a)	65,322	1,344,980
Powerbridge Technologies Co. Ltd. (a)	12,604	44,240
Progress Software Corp.	24,678	1,049,802
Proofpoint, Inc. (a)	31,609	3,822,160
PTC, Inc. (a)	65,466	8,964,914
QAD, Inc. Class A	12,057	774,059
Qualtrics International, Inc.	43,193	1,641,334
Qualys, Inc. (a)(b)	21,261	2,065,719
Qumu Corp. (a)	9,115	81,762
Rapid7, Inc. (a)(b)	28,126	2,144,326
RealNetworks, Inc. (a)	17,847	77,991
RealPage, Inc. (a)	56,761	4,925,720
Rimini Street, Inc. (a)	47,719	370,777
Riot Blockchain, Inc. (a)(b)	28,103	1,229,225
Safe-T Group Ltd. ADR (a)	24,878	43,288
Sapiens International Corp. NV	28,756	902,363
SeaChange International, Inc. (a)	35,372	41,739
SecureWorks Corp. (a)	11,955	172,511
SharpSpring, Inc. (a)	7,519	167,974
ShotSpotter, Inc. (a)(b)	7,107	298,352
Smith Micro Software, Inc. (a)	26,575	175,395
Splunk, Inc. (a)	88,621	12,673,689
Sprout Social, Inc. (a)	23,697	1,610,685
SPS Commerce, Inc. (a)	19,702	1,984,582
SS&C Technologies Holdings, Inc.	141,333	9,367,551
Sumo Logic, Inc. (b)	57,543	1,748,156
Support.com, Inc. (a)	16,704	35,747
SVMK, Inc. (a)	76,269	1,420,129
Synacor, Inc. (a)	26,011	55,403
Synchronoss Technologies, Inc. (a)	11,582	51,308
Synopsys, Inc. (a)	84,716	20,773,210
Talend SA ADR (a)	16,365	830,196
Telos Corp.	31,868	1,061,842
Tenable Holdings, Inc. (a)	56,793	2,323,402
The Trade Desk, Inc. (a)	23,399	18,845,321
Triterras, Inc. (a)(b)	45,458	324,116
Upland Software, Inc. (a)	17,288	854,546
Varonis Systems, Inc. (a)	18,986	3,484,690
Verb Technology Co., Inc. (a)	21,055	48,005
Verint Systems, Inc. (a)	35,965	1,772,715
Veritone, Inc. (a)	17,092	616,167
Vertex, Inc. Class A (a)	12,543	385,697
Viant Technology, Inc.	3,605	178,772
Workday, Inc. Class A (a)	100,154	24,555,758
Xperi Holding Corp. (b)	63,254	1,334,659
Xunlei Ltd. sponsored ADR (a)(b)	17,057	111,382
Zix Corp. (a)	26,304	194,124
Zoom Video Communications, Inc. Class A (a)	108,382	40,492,599
Zscaler, Inc. (a)	74,487	15,272,070
		1,692,980,326
Technology Hardware, Storage & Peripherals - 10.5%
Apple, Inc.	9,460,063	1,147,127,195
Astro-Med, Inc.	3,663	40,879
Avid Technology, Inc. (a)	21,504	416,963
Borqs Technologies, Inc. (a)(b)	30,264	48,120
Boxlight Corp. (a)(b)	32,673	90,831
Canaan, Inc. ADR (a)(b)	70,449	1,068,007
Corsair Gaming, Inc. (b)	50,700	1,817,088
Ebang International Holdings, Inc. Class A (a)(b)	47,023	324,459
Immersion Corp. (a)	18,807	186,377
Intevac, Inc. (a)	24,594	156,664
Logitech International SA (b)	95,455	10,312,958
Nano Dimension Ltd. ADR (a)(b)	95,395	938,687
NetApp, Inc.	120,784	7,561,078
One Stop Systems, Inc. (a)(b)	2,591	16,712
Quantum Corp. (a)	23,312	194,422
Seagate Technology LLC (b)	140,154	10,263,477
Sonim Technologies, Inc. (a)	70,787	73,618
Stratasys Ltd. (a)(b)	30,018	1,035,321
Super Micro Computer, Inc. (a)	28,899	942,974
Transact Technologies, Inc. (a)	6,575	69,629
Western Digital Corp.	168,475	11,545,592
		1,194,231,051

TOTAL INFORMATION TECHNOLOGY		4,752,235,719

MATERIALS - 0.3%
Chemicals - 0.1%
Advanced Emissions Solutions, Inc.	9,725	55,433
AgroFresh Solutions, Inc. (a)	34,342	82,077
Amyris, Inc. (a)(b)	134,052	1,849,918
Balchem Corp.	17,306	2,065,644
CN Energy Group, Inc. (b)	3,262	17,158
Fuwei Films Holdings Co. Ltd. (a)(b)	5,412	55,202
Gulf Resources, Inc. (a)	8,302	36,944
Hawkins, Inc.	5,991	375,037
Innospec, Inc.	15,113	1,518,101
Loop Industries, Inc. (a)(b)	19,847	170,883
Marrone Bio Innovations, Inc. (a)	100,070	255,679
Methanex Corp. (b)	43,699	1,684,159
Northern Technologies International Corp.	5,689	92,219
		8,258,454
Construction Materials - 0.0%
Forterra, Inc. (a)	35,757	832,065
Tecnoglass, Inc.	23,615	174,515
U.S. Concrete, Inc. (a)	10,982	565,134
United States Lime & Minerals, Inc.	3,255	456,156
		2,027,870
Containers & Packaging - 0.0%
Pactiv Evergreen, Inc. (b)	96,857	1,354,061
Silgan Holdings, Inc.	59,438	2,232,491
UFP Technologies, Inc. (a)	5,073	251,215
		3,837,767
Metals & Mining - 0.2%
Century Aluminum Co. (a)	47,905	657,736
China Natural Resources, Inc. (a)(b)	12,136	23,787
Corvus Gold, Inc. (a)(b)	41,675	78,349
Ferroglobe PLC (a)(b)	85,254	318,850
Ferroglobe Representation & Warranty Insurance (a)(c)	23,476	0
Haynes International, Inc.	3,064	85,578
Hycroft Mining Holding Corp. (a)	28,334	198,055
Kaiser Aluminum Corp.	10,162	1,159,484
Olympic Steel, Inc.	9,638	171,942
Pan American Silver Corp.	117,439	3,877,836
Perpetua Resources Corp. (a)	8,080	52,116
Piedmont Lithium Ltd. ADR (a)(b)	1,000	67,170
Ramaco Resources, Inc. (a)	21,088	98,059
Royal Gold, Inc.	36,773	3,813,728
Schnitzer Steel Industries, Inc. Class A	11,109	383,705
SSR Mining, Inc. (b)	123,685	1,755,090
Steel Dynamics, Inc.	118,191	4,914,382
Synalloy Corp. (a)	6,143	53,260
Universal Stainless & Alloy Products, Inc. (a)	7,722	79,382
ZK International Group Co. Ltd. (a)(b)	8,117	48,783
		17,837,292
Paper & Forest Products - 0.0%
Mercer International, Inc. (SBI)	32,688	502,415

TOTAL MATERIALS		32,463,798

REAL ESTATE - 1.0%
Equity Real Estate Investment Trusts (REITs) - 0.7%
American Finance Trust, Inc.	95,992	850,489
Brookfield Property REIT, Inc. Class A	29,711	519,943
CareTrust (REIT), Inc.	57,669	1,279,098
CIM Commercial Trust Corp.	10,595	128,729
CyrusOne, Inc.	64,933	4,261,553
Diversified Healthcare Trust (SBI)	136,688	615,096
Equinix, Inc.	49,403	32,029,941
Gaming & Leisure Properties	128,155	5,690,082
Gladstone Commercial Corp.	18,518	345,916
Gladstone Land Corp.	13,642	244,055
Global Self Storage, Inc.	5,948	26,231
Host Hotels & Resorts, Inc.	387,427	6,427,414
Industrial Logistics Properties Trust	36,786	782,438
Lamar Advertising Co. Class A	48,162	4,170,348
Medalist Diversified (REIT), Inc.	12,929	25,470
Office Properties Income Trust (b)	15,065	380,994
Potlatch Corp.	38,999	1,979,199
Regency Centers Corp.	89,496	4,902,591
Retail Opportunity Investments Corp.	92,955	1,469,619
Sabra Health Care REIT, Inc.	134,336	2,313,266
SBA Communications Corp. Class A	61,170	15,606,302
Service Properties Trust	83,142	1,067,543
Uniti Group, Inc.	130,929	1,559,364
Wheeler REIT, Inc. (a)	15,634	51,905
		86,727,586
Real Estate Management & Development - 0.3%
Alset Ehome International, Inc.	3,984	57,170
Altisource Portfolio Solutions SA (a)	7,869	80,028
Brookfield Property Partners LP	264,347	4,504,473
China HGS Real Estate, Inc. (a)(b)	6,970	14,498
Colliers International Group, Inc. (b)	20,510	2,123,195
Cresud S.A.C.I.F. y A.:
rights 3/2/21 (a)	30,933	0
sponsored ADR (a)(b)	30,933	156,830
eXp World Holdings, Inc. (a)(b)	77,785	4,697,436
Fathom Holdings, Inc. (a)	7,329	319,398
FirstService Corp.	23,166	3,504,321
FRP Holdings, Inc. (a)	6,217	280,635
Gyrodyne LLC (a)	1,080	17,712
Indus Realty Trust, Inc.	3,439	208,679
IRSA Propiedades Comerciales SA sponsored ADR (b)	4,651	51,161
Landmark Infrastructure Partners LP	12,077	158,329
Newmark Group, Inc.	95,357	955,477
Opendoor Technologies, Inc. (a)(b)	320,028	8,967,185
Redfin Corp. (a)	56,907	4,310,136
Stratus Properties, Inc. (a)	4,684	113,774
The RMR Group, Inc.	5,557	223,336
Ucommune International Ltd. (a)(b)	14,305	48,065
		30,791,838

TOTAL REAL ESTATE		117,519,424

UTILITIES - 0.6%
Electric Utilities - 0.6%
Alliant Energy Corp.	138,043	6,372,065
American Electric Power Co., Inc.	274,923	20,577,987
Exelon Corp.	537,826	20,760,084
MGE Energy, Inc.	19,112	1,217,434
Otter Tail Corp.	23,594	956,029
Spark Energy, Inc. Class A, (b)	7,308	72,861
Xcel Energy, Inc.	291,872	17,100,780
		67,057,240
Gas Utilities - 0.0%
RGC Resources, Inc.	5,446	123,679
Independent Power and Renewable Electricity Producers - 0.0%
Atlantica Sustainable Infrastructure PLC (b)	58,819	2,126,307
Montauk Renewables, Inc. (b)	75,061	960,781
VivoPower International PLC (a)(b)	8,836	85,444
		3,172,532
Multi-Utilities - 0.0%
NorthWestern Energy Corp.	29,004	1,696,154
Water Utilities - 0.0%
Artesian Resources Corp. Class A	6,205	229,585
Cadiz, Inc. (a)	22,934	249,293
Consolidated Water Co., Inc.	7,912	102,460
Global Water Resources, Inc.	15,552	269,516
Middlesex Water Co.	10,863	745,962
Pure Cycle Corp. (a)	17,704	208,199
York Water Co.	8,966	373,075
		2,178,090

TOTAL UTILITIES		74,227,695

TOTAL COMMON STOCKS
(Cost $4,933,947,195)		11,396,578,769

Nonconvertible Preferred Stocks - 0.0%
CONSUMER DISCRETIONARY - 0.0%
Hotels, Restaurants & Leisure - 0.0%
FAT Brands, Inc.
(Cost $16,402)	1,005	20,100
	Principal Amount	Value

U.S. Treasury Obligations - 0.0%
U.S. Treasury Bills, yield at date of purchase 0.09% 5/6/21 (e)
(Cost $1,999,685)	2,000,000	1,999,866
	Shares	Value

Money Market Funds - 3.5%
Fidelity Cash Central Fund 0.07% (f)	37,265,508	$37,272,962
Fidelity Securities Lending Cash Central Fund 0.08% (f)(g)	359,572,518	359,608,475
TOTAL MONEY MARKET FUNDS
(Cost $396,881,437)		396,881,437
TOTAL INVESTMENT IN SECURITIES - 103.2%
(Cost $5,332,844,719)		11,795,480,172
NET OTHER ASSETS (LIABILITIES) - (3.2)%		(368,483,503)
NET ASSETS - 100%		$11,426,996,669

Securities Sold Short - 0.0%

Futures Contracts
	Number of contracts	Expiration Date	Notional Amount	Value	Unrealized Appreciation/(Depreciation)
Purchased
Equity Index Contracts
CME E-mini NASDAQ 100 Index Contracts (United States)	115	March 2021	$29,695,300	$983,640	$983,640

The notional amount of futures purchased as a percentage of Net Assets is 0.3%

Legend

 (a) Non-income producing

 (b) Security or a portion of the security is on loan at period end.

 (c) Level 3 security

 (d) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $0 or 0.0% of net assets.

 (e) Security or a portion of the security was pledged to cover margin requirements for futures contracts. At period end, the value of securities pledged amounted to $1,634,890.

 (f) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

 (g) Investment made with cash collateral received from securities on loan.

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
Fidelity Cash Central Fund	$10,843
Fidelity Securities Lending Cash Central Fund	3,696,279
Total	$3,707,122

Amounts in the income column in the above table include any capital gain distributions from underlying funds. Amount for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund’s valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

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